UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, California  94105
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

SMALLCAP World Fund

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Semi-annual report for the six months ended March 31, 2008

SMALLCAP World Fund® seeks long-term growth of capital through investments in smaller companies in the United States and around the world.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2008:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–7.35%	21.24%	7.01%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 1.04%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 26 to 29 for details.

Results for other share classes can be found on page 32.

Investing outside the United States may be subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies.

Fellow shareholders:

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SMALLCAP World Fund suffered amid turbulent markets in the United States and around the world during the first six months of its fiscal year. In a global downturn that battered most equity markets, the fund was down 14.4% for the six months ended March 31, 2008. The fund’s result includes a reinvested dividend of $0.76 per share and capital gain distribution of $4.17 per share. For the year ended March 31, 2008, the fund’s result was –1.7%, comparing favorably to the –7.3% return of the Lipper Global Small-Cap Funds Average and the –5.1% return of the unmanaged S&P/Citigroup Global Index over the same period, as shown in the table below.

[Begin Sidebar]
Results at a glance
For periods ended March 31, 2008, with all distributions reinvested

	Total returns		Average annual total returns
					Lifetime
					(since
	6 months	1 year	5 years	10 years	4/30/90)

SMALLCAP World Fund
(Class A shares)	–14.4%	–1.7%	22.7%	7.6%	11.1%

S&P/Citigroup
Global/World Indexes	–12.6	–5.1	23.2	9.3	9.9

Lipper Global Small-Cap
Funds Average	–14.5	–7.3	20.6	8.7	11.0

All market indexes cited in this report are unmanaged and their results include reinvestment of all distributions. Returns for the S&P/Citigroup Global/World Indexes reflect a combination of two S&P/Citigroup Global indexes and two S&P/Citigroup World indexes that corresponds to the market capitalization ranges used by the fund during comparable periods. The S&P/Citigroup Global indexes, which track publicly traded stocks around the world with market capitalizations less than $3 billion and less than $2 billion, were used from May 2006 to the present and May 2004 to April 2006, respectively. These indexes better reflect the fund’s investments in developing countries during this period. The S&P/Citigroup World indexes, which only include stocks in developed countries and reflect market capitalizations less than $1.5 billion and less than $1.2 billion, were used from 2000 to April 2004 and from 1990 to 1999, respectively.
[End Sidebar]

Continued volatility

As we cautioned in our last few reports, markets are cyclical in nature. After several years of strong returns for SMALLCAP World Fund, the fund’s holdings were not immune from recent sharp market gyrations. It was not only small-cap companies that suffered; credit difficulties in global markets hurt most asset classes, from municipal bonds to small-cap equities. The negative returns reflected investor fears of a U.S. recession that could spread to impact global growth, concerns about rising inflation driven by higher commodity and energy costs, and worries over the unfolding global credit crunch.

After a brief positive start to the fund’s fiscal year in October, the market struggled for the duration of the six-month period. The rapidly developing liquidity crunch, which had been sparked by the subprime mortgage crisis, continued to impact financial markets. Stocks pulled back dramatically as the full extent of losses at financial companies and the possibility of further economic weakness came into focus. The Federal Reserve stepped in aggressively to bolster market liquidity — lowering interest rates and dramatically expanding its lending facilities. The Fed reduced the benchmark federal funds rate five times in the six-month period, cutting the rate from 4.75% to 2.25%. The softening of the economy and pressure on credit was further exacerbated by a simultaneous weakening of the U.S. dollar.

Portfolio review

Most sectors felt the pain; in fact, nine out of the fund’s largest 10 holdings fell. The financial and consumer discretionary industries had a particularly difficult period. Banks, which made up more than 6.4% of the fund, suffered, including the fund’s fourth-largest holding, Pusan Bank (–31.7%), and its seventh-largest holding, Daegu Bank (–27.4%), both based in South Korea; as well as Indiabulls Financial Services (–30.3%) and Kotak Mahindra Bank (–32.3%), both based in India. Other financial sectors, including mortgage finance companies, fared poorly as well. The consumer discretionary industry, which was SMALLCAP’s largest group at 17.4% of the fund, was weak. This included the fund’s sixth-largest holding, Greek toy retailer Jumbo (–11.9%); ninth-largest holding, Greek household goods seller Fourlis (–12.9%); and U.S.-based sportswear maker lululemon athletica (–32.4%).

[Begin Sidebar]
Where are SMALLCAP’s holdings located?

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As of March 31, 2008	Percent of net assets

United States	31.3%
Asia & Pacific Basin	30.6
Europe	21.0
Other (including Canada & Latin America)	7.4
Short-term securities & other assets less liabilities	9.7
[end pie chart]

[begin pie chart]
As of September 30, 2007	Percent of net assets

United States	32.3%
Asia & Pacific Basin	32.0
Europe	19.4
Other (including Canada & Latin America)	8.5
Short-term securities & other assets less liabilities	7.8
[end pie chart]
[End Sidebar]

A few sectors escaped the downturn, including energy, which made up 5.9% of the fund. Oil production company Concho Resources (+73.1%) and oil and gas producer Quicksilver Resources (+55.3%), both U.S.-based, were some of the highlights. Pacific Rubiales Energy, a Canadian-based crude oil producer, rose 99.2% (albeit a smaller holding in the fund). Not all energy stocks did well; that was the case for Canada’s OPTI Canada (–10.2%), the fund’s largest holding, and Oilexco (–9.7%), the fund’s eighth-largest holding. The metals and mining industry was also a bright spot. Advanced Metallurgical Group, the Netherlands-based specialty metals company that was the fund’s fifth-largest holding, rose 47.6% in the six months. Canada’s Eastern Platinum, which mines platinum in South Africa, was up 38.6%, and Central African Mining & Exploration, a cobalt producer headquartered in London, rose 99.7%. We ended the period with nearly 10% of the fund’s net assets in cash, so the fund could be in a good position when the right opportunities surface.

Looking ahead

We do not yet know the full scope of the market downturn, and we believe it will take time for all the ramifications of the credit crisis to work through the global financial system. However, we maintain a long-term focus despite short-term market troubles. Although the issues plaguing the market today will likely continue to have implications in the years ahead, we believe these issues also have created significant opportunities. Many small-cap companies with strong business models and excellent financials are now trading at attractive valuation levels. We believe the current environment should prove to be fertile ground for the patient, long-term investor.

We continue to use a disciplined, long-term strategy for the fund, and we urge you to keep a long-term view of your investments as well in these difficult market times.

Cordially,

/s/ Gordon Crawford
Gordon Crawford
Vice Chairman

/s/ Gregory W. Wendt
Gregory W. Wendt
President

May 8, 2008

For current information about the fund, visit americanfunds.com.

Summary investment portfolio March 31, 2008
unaudited

[begin pie chart]
Industry sector diversification	Percent of net assets
Consumer discretionary	17.41%
Industrials	17.28
Financials	11.41
Information technology	11.20
Health care	9.80
Other industries	23.14
Short-term securities & other assets less liabilities	9.68
Bonds & notes	0.08
[end pie chart]

Country diversification (percent of net assets)

United States	31.3%
Euro zone (*)	11.2
South Korea	5.4
United Kingdom	5.1
India	4.2
Canada	4.1
Hong Kong	3.6
Australia	3.5
Japan	3.0
Singapore	2.5
Other countries	16.4
Short-term securities & other assets less liabilities	9.7

(*)Countries using the euro as a common currency; those represendted in the fund's portfolio are Austria, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Slovenia and Spain.

	Shares	Market	Percent
		value	of net
Common stocks - 90.05%		(000)	assets

Consumer discretionary - 17.41%
Jumbo SA (1) (2)	4,844,956	$145,897	.65%
Fourlis (1) (2)	4,074,000	133,304	.59
Schibsted ASA (1) (2)	4,234,850	127,225	.56
Nitori Co., Ltd. (1)	2,184,600	124,372	.55
Central European Media Enterprises Ltd., Class A (3)	1,403,500	119,620	.53
Lojas Renner SA, ordinary nominative	5,950,000	112,476	.50
lululemon athletica inc. (2) (3)	3,668,414	104,293	.46
Praktiker Bau- und Heimwerkermärkte Holding AG (1) (2)	3,843,883	102,670	.45
Kuoni Reisen Holding AG, Class B (1) (2)	165,134	91,681	.40
Saks Inc. (3)	6,507,500	81,149	.36
Lions Gate Entertainment Corp. (2) (3)	8,250,000	80,437	.36
Rightmove PLC (1) (2)	7,757,657	75,305	.33
Billabong International Ltd. (1)	6,263,500	74,789	.33
CarMax, Inc. (3)	3,800,000	73,796	.33
Nishimatsuya Chain Co., Ltd. (1) (2)	5,562,000	67,126	.30
Cyrela Brazil Realty SA, ordinary nominative	5,000,000	65,677	.29
Cheil Industries Inc. (1)	1,300,000	63,363	.28
Other securities		2,290,047	10.14
		3,933,227	17.41

Industrials - 17.28%
Samsung Engineering Co., Ltd. (1)	1,812,640	168,622	.75
Downer EDI Ltd. (1) (2)	22,074,889	127,105	.56
Container Corp. of India Ltd. (1)	2,891,794	124,814	.55
BayWa AG (1) (2)	1,849,985	109,953	.49
Michael Page International PLC (1) (2)	17,941,190	107,589	.48
MSC Industrial Direct Co., Inc., Class A	2,106,000	88,978	.39
Kaba Holding AG (1) (2)	250,800	84,667	.37
SIA Engineering Co. Ltd. (1)	28,405,000	81,580	.36
Aalberts Industries NV (1)	3,651,000	78,047	.35
ELLINIKI TECHNODOMIKI TEB SA (1)	6,153,000	75,482	.33
LS Industrial Systems Co., Ltd. (1)	1,149,660	71,636	.32
IVRCL Infrastructures & Projects Ltd. (1)	6,629,316	67,772	.30
Murray & Roberts Holdings Ltd. (1)	5,660,746	66,681	.30
Actuant Corp., Class A	2,150,000	64,951	.29
Boart Longyear Ltd. (1) (4)	33,000,000	55,371
Boart Longyear Ltd. (1)	4,730,926	7,938	.28
Other securities		2,523,043	11.16
		3,904,229	17.28

Financials - 11.41%
Pusan Bank (1) (2)	11,726,500	147,095	.65
Daegu Bank, Ltd. (1) (2)	10,570,000	142,142	.63
Indiabulls Real Estate Ltd. (1) (3)	7,209,778	88,495	.39
MCB Bank Ltd. (1)	13,099,742	86,984	.39
Kotak Mahindra Bank Ltd. (1)	5,493,262	86,465	.38
Dolphin Capital Investors Ltd. (1) (2) (3)	31,123,920	81,821	.36
Dah Sing Financial Holdings Ltd. (1)	11,174,600	73,776	.33
Other securities		1,870,601	8.28
		2,577,379	11.41

Information technology - 11.20%
Kingboard Chemical Holdings Ltd. (1) (2)	49,934,200	178,035	.79
Tripod Technology Corp. (1) (2)	34,375,108	117,028	.52
Novell, Inc. (2) (3)	17,978,000	113,082	.50
SkillSoft PLC (ADR) (2) (3)	7,225,000	75,646	.33
Other securities		2,045,931	9.06
		2,529,722	11.20

Health care - 9.80%
ResMed Inc (3)	2,983,200	125,831
ResMed Inc (CDI) (1) (3)	1,500,000	6,223	.58
Integra LifeSciences Holdings Corp. (2) (3)	2,065,377	89,782	.40
American Medical Systems Holdings, Inc. (2) (3)	5,370,000	76,200	.34
Gerresheimer AG, non-registered shares (1) (3)	1,435,000	72,211	.32
Grifols, SA (1)	2,706,125	71,235	.31
ArthroCare Corp. (2) (3)	2,070,000	69,035	.31
Beckman Coulter, Inc.	997,500	64,389	.28
Hikma Pharmaceuticals PLC (1)	6,769,153	63,356	.28
Other securities		1,576,348	6.98
		2,214,610	9.80

Energy - 5.85%
OPTI Canada Inc. (2) (3)	14,849,000	250,061
OPTI Canada Inc. (2) (3) (4)	420,000	7,073	1.14
Oilexco Inc. (3)	6,808,600	89,009
Oilexco Inc. (GBP denominated) (1) (3) (4)	2,900,000	38,067
Oilexco Inc. (3) (4)	520,000	6,798	.59
Concho Resources Inc. (2) (3)	4,929,120	126,383	.56
Quicksilver Resources Inc. (3)	3,011,500	110,010	.48
Banpu PCL (1)	6,951,700	92,744	.41
Straits Asia Resources Ltd. (1)	37,066,000	88,029	.39
Heritage Oil Corp. (2) (3)	1,564,900	78,572	.35
Other securities		435,908	1.93
		1,322,654	5.85

Materials - 5.01%
AMG Advanced Metallurgical Group NV (1) (2) (3)	1,823,000	147,004	.65
Peter Hambro Mining PLC (1) (3)	2,676,000	68,493	.30
Other securities		917,069	4.06
		1,132,566	5.01

Consumer staples - 3.57%
Bare Escentuals, Inc. (2) (3)	4,744,400	111,114	.49
Lindt & Sprüngli AG, participation certificate (1)	19,166	63,706	.28
Other securities		631,222	2.80
		806,042	3.57

Telecommunication services - 1.85%
Partner Communications Co. Ltd. (1)	2,835,000	63,223
Partner Communications Co. Ltd. (ADR)	125,000	2,806	.29
Time Warner Telecom Inc., Class A (3)	4,100,000	63,509	.28
Other securities		288,645	1.28
		418,183	1.85

Utilities - 1.70%
Xinao Gas Holdings Ltd. (1) (2)	51,038,000	92,256	.41
Other securities		292,484	1.29
		384,740	1.70

Miscellaneous - 4.97%
Other common stocks in initial period of acquisition		1,122,148	4.97

Total common stocks (cost: $18,283,785,000)		20,345,500	90.05

Rights & warrants - 0.06%

Materials - 0.03%
Other securities		7,190	.03

Energy - 0.02%
OPTI Canada Inc., warrants, expire 2008 (1) (2) (3) (4)	105,000	769	.00
Other securities		3,812	.02
		4,581	.02

Miscellaneous - 0.01%
Other rights & warrants in initial period of acquisition		2,301	.01

Total rights & warrants (cost: $5,520,000)		14,072	.06

Convertible securities - 0.13%

Other - 0.13%
Other securities		28,951	.13

Total convertible securities (cost: $25,115,000)		28,951	.13

Bonds & notes - 0.08%

Other - 0.08%
Other securities		17,546	.08

Total bonds & notes (cost: $17,187,000)		17,546	.08

	Principal
	amount
Short-term securities - 9.64%	(000)

Federal Home Loan Bank 2.07%-2.68% due 4/16-6/18/2008	$239,600	238,813	1.06
CBA (Delaware) Finance Inc. 2.88%-3.05% due 4/7-5/30/2008	173,000	172,358	.76
BASF AG 2.20%-3.315% due 4/4-6/26/2008 (5)	137,200	136,721	.61
Westpac Banking Corp. 2.70%-4.40% due 4/9-6/5/2008 (5)	133,800	133,405	.59
ANZ National (International) Ltd. 2.52%-3.16% due 5/1-6/12/2008 (5)	122,300	121,911	.54
Danske Corp. 3.81% due 4/16/2008 (5)	100,000	99,864	.44
HSBC USA Inc. 2.73%-3.73% due 4/22-5/28/2008	97,100	96,814	.43
ING (U.S.) Funding LLC 2.77%-3.00% due 4/14-6/12/2008	94,300	93,957	.42
Eksportfinans ASA 2.80%-2.85% due 5/13-5/14/2008 (5)	92,200	91,889	.41
American Honda Finance Corp. 2.80%-2.90% due 4/16/-4/23/2008	90,300	90,155	.40
Calyon North America Inc. 3.035%-4.44% due 4/3-4/29/2008	84,700	84,547	.37
Swedish Export Credit Corp. 2.13%-2.78% due 4/25-6/19/2008	82,600	82,200	.36
Allied Irish Banks North America Inc. 4.38% due 4/7/2008 (5)	77,800	77,753	.34
Royal Bank of Scotland PLC 2.96%-4.52% due 4/28-5/8/2008	73,500	73,307	.33
Other securities		583,873	2.58

Total short-term securities (cost: $2,177,306,000)		2,177,567	9.64

Total investment securities (cost: $20,508,913,000)		22,583,636	99.96
Other assets less liabilities		8,381	.04

Net assets		$22,592,017	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended March 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 3/31/08 (000)

OPTI Canada Inc.(3)	12,051,600	2,797,400	-	14,849,000	$-	$250,061
OPTI Canada Inc.(3) (4)	420,000	-	-	420,000	-	7,073
OPTI Canada Inc., warrants, expire 2008 (1) (3) (4)	105,000	-	-	105,000	-	769
Kingboard Chemical Holdings Ltd. (1)	49,934,200	-	-	49,934,200	-	178,035
Pusan Bank (1)	11,726,500	-	-	11,726,500	5,937	147,095
AMG Advanced Metallurgical Group NV (1) (3)	1,456,000	367,000	-	1,823,000	-	147,004
Jumbo SA (1)	4,844,956	-	-	4,844,956	2,225	145,897
Daegu Bank, Ltd. (1)	10,570,000	-	-	10,570,000	5,634	142,142
Fourlis (1)	4,074,000	-	-	4,074,000	-	133,304
Schibsted ASA (1)	3,138,000	1,096,850	-	4,234,850	-	127,225
Downer EDI Ltd. (1)	15,773,919	6,300,970	-	22,074,889	2,410	127,105
Concho Resources Inc.(3)	2,161,240	2,767,880	-	4,929,120	-	126,383
Tripod Technology Corp. (1)	28,477,108	5,898,000	-	34,375,108	-	117,028
Novell, Inc.(3)	17,978,000	-	-	17,978,000	-	113,082
Bare Escentuals, Inc.(3)	2,124,300	3,055,000	434,900	4,744,400	-	111,114
BayWa AG (1)	1,892,790	331,744	374,549	1,849,985	-	109,953
Michael Page International PLC (1)	8,771,190	9,170,000	-	17,941,190	-	107,589
lululemon athletica inc.(3) (6)	2,698,000	970,414	-	3,668,414	-	104,293
Praktiker Bau- und Heimwerkermärkte Holding AG (1)	2,748,983	1,094,900	-	3,843,883	-	102,670
Xinao Gas Holdings Ltd. (1)	56,438,000	-	5,400,000	51,038,000	-	92,256
Kuoni Reisen Holding AG, Class B (1)	43,309	121,825	-	165,134	-	91,681
Integra LifeSciences Holdings Corp.(3)	1,578,000	645,000	157,623	2,065,377	-	89,782
Kaba Holding AG (1)	107,000	143,800	-	250,800	758	84,667
Dolphin Capital Investors Ltd. (1) (3)	32,021,860	1,935,000	2,832,940	31,123,920	-	81,821
Lions Gate Entertainment Corp.(3)	7,728,500	521,500	-	8,250,000	-	80,437
Heritage Oil Corp.(3)	-	1,564,900	-	1,564,900	-	78,572
American Medical Systems Holdings, Inc.(3)	3,725,000	1,645,000	-	5,370,000	-	76,200
SkillSoft PLC (ADR)(3)	6,450,000	775,000	-	7,225,000	-	75,646
Rightmove PLC (1)	6,209,450	2,398,207	850,000	7,757,657	-	75,305
ArthroCare Corp.(3)	1,394,000	676,000	-	2,070,000	-	69,035
Nishimatsuya Chain Co., Ltd. (1)	3,855,500	1,706,500	-	5,562,000	383	67,126
Heartland Payment Systems, Inc.	1,200,000	1,495,000	-	2,695,000	333	62,012
Café de Coral Holdings Ltd. (1)	23,750,000	7,800,000	-	31,550,000	457	60,543
Medicis Pharmaceutical Corp., Class A	3,545,000	600,000	1,125,000	3,020,000	193	59,464
Blue Nile, Inc.(3)	1,037,940	-	-	1,037,940	-	56,204
Andersons, Inc.	1,000,000	247,000	-	1,247,000	193	55,629
Jammu and Kashmir Bank Ltd. (1)	3,149,500	-	-	3,149,500	-	53,868
Vital Signs, Inc.	859,690	200,000	-	1,059,690	210	53,673
Ekornes ASA (1)	2,237,598	700,000	-	2,937,598	-	53,453
ACI Worldwide, Inc.(3)	-	2,584,000	-	2,584,000	-	51,473
TK Corp. (1) (3)	1,580,000	79,000	-	1,659,000	-	50,665
Nakanishi Inc. (1)	219,800	271,300	-	491,100	258	50,569
Resources Connection, Inc.(3) (6)	900,000	1,857,500	-	2,757,500	-	49,277
Northgate PLC (1)	2,230,000	1,884,822	-	4,114,822	752	46,412
Grontmij NV, depository receipts (1)	790,000	399,213	-	1,189,213	-	44,518
Pyeong San Co., Ltd. (1)	1,220,032	-	145,032	1,075,000	57	43,861
TradeDoubler AB (1)	1,820,000	300,000	-	2,120,000	-	43,731
Manila Water Co., Inc. (1)	35,000,000	66,175,600	-	101,175,600	-	43,604
First Calgary Petroleums Ltd.(3)	9,048,000	1,798,000	-	10,846,000	-	30,512
First Calgary Petroleums Ltd. (GBP denominated) (1) (3)	4,800,000	-	-	4,800,000	-	12,808
Apollo Hospitals Enterprise Ltd. (1)	3,275,000	-	-	3,275,000	-	42,046
Genesis Lease Ltd. (ADR)	2,415,000	469,000	-	2,884,000	2,632	41,962
Banyan Tree Holdings Ltd. (1)	45,405,000	4,236,000	8,712,000	40,929,000	-	40,990
Interhyp AG (1)	454,850	73,000	-	527,850	-	40,333
Kenmare Resources PLC (1) (3)	39,316,000	5,775,000	-	45,091,000	-	40,170
Kenmare Resources PLC, warrants, expire 2009	5,775,000	-	5,775,000	-	-	-
Honeys Co., Ltd. (1)	1,725,000	493,000	-	2,218,000	-	37,880
SonoSite, Inc.(3)	93,819	1,237,281	-	1,331,100	-	37,843
Trinity Ltd. (1) (3) (4)	-	82,337,500	-	82,337,500	-	37,559
Navitas Ltd. (1)	21,727,690	-	-	21,727,690	914	36,170
Veeco Instruments Inc.(3)	1,598,523	508,648	-	2,107,171	-	35,042
Michaniki SA (1)	4,314,400	-	379,400	3,935,000	-	30,026
Michaniki SA, preference shares (1)	1,626,276	-	754,376	871,900	-	4,541
Volcano Corp.(3)	2,436,800	308,700	-	2,745,500	-	34,319
Downey Financial Corp.	875,000	1,350,000	400,000	1,825,000	372	33,544
Unitech Corporate Parks PLC (1) (3)	23,399,700	-	4,533,900	18,865,800	-	32,948
Allscripts Healthcare Solutions, Inc.(3)	425,000	2,575,000	-	3,000,000	-	30,960
UnionBank of the Philippines (1)	35,823,500	-	-	35,823,500	-	30,382
Unisteel Technology Ltd. (1)	28,607,000	3,224,000	-	31,831,000	-	30,360
Emeco Holdings Ltd. (1)	28,710,000	12,317,381	-	41,027,381	768	30,215
Internet Capital Group, Inc.(3)	2,600,000	269,000	-	2,869,000	-	30,038
Hung Poo Real Estate Development Corp. (1)	19,101,120	-	2,329,000	16,772,120	-	29,868
eHealth, Inc. (3)	866,400	405,000	-	1,271,400	-	28,060
InfoSpace.com, Inc.	1,294,100	1,127,100	-	2,421,200	2,835	28,013
Ipca Laboratories Ltd. (1)	1,794,000	-	-	1,794,000	160	27,672
Jackson Hewitt Tax Service Inc.	2,396,000	-	-	2,396,000	863	27,482
Winnebago Industries, Inc.	-	1,623,000	-	1,623,000	161	27,429
austriamicrosystems AG, non-registered shares (1) (3)	575,000	140,000	-	715,000	-	27,373
Abaxis, Inc.(3)	-	1,168,828	-	1,168,828	-	27,082
Beacon Roofing Supply, Inc.(3)	2,695,400	-	-	2,695,400	-	26,954
Houston Wire & Cable Co.	600,000	1,078,900	-	1,678,900	269	26,896
Hutchinson Technology Inc.(3)	1,286,035	400,000	-	1,686,035	-	26,825
Altra Holdings, Inc.(3)	1,905,548	-	-	1,905,548	-	25,630
Regal Petroleum PLC (1) (3)	7,817,000	2,500,000	-	10,317,000	-	24,975
Peet's Coffee & Tea, Inc.(3)	1,015,000	-	-	1,015,000	-	23,863
JVM Co., Ltd. (1)	506,000	-	-	506,000	135	23,002
I-Flow Corp.(3)	1,658,800	-	86,800	1,572,000	-	22,055
Halla Engineering & Construction Corp. (1)	626,000	-	-	626,000	278	21,398
Cougar Biotechnology, Inc. (3) (4)	-	1,000,000	-	1,000,000	-	21,000
Infotech Enterprises Ltd. (1)	3,000,000	-	-	3,000,000	-	20,998
Mineral Deposits Ltd. (1) (3)	16,220,000	-	-	16,220,000	-	14,828
Mineral Deposits Ltd. (CAD denominated) (1) (3)	-	6,300,000	-	6,300,000		5,759
Thinkware Systems Corp. (1) (3)	-	626,120	-	626,120	-	20,556
Gruppo MutuiOnline SpA (1) (3)	3,160,000	-	-	3,160,000	-	20,463
Cascal NV(3)	-	1,693,800	-	1,693,800	-	20,326
Vital Images, Inc.(3)	1,023,000	589,000	250,000	1,362,000	-	20,185
FirstFed Financial Corp.(3)	-	735,000	-	735,000	-	19,955
Lonrho PLC (1) (3)	-	26,350,000	-	26,350,000	-	19,608
Funcom NV (1) (3)	2,628,750	371,250	-	3,000,000	-	18,765
Bloomsbury Publishing PLC (1)	5,405,000	-	-	5,405,000	78	17,691
Arpida Ltd.(1) (3)	1,231,509	-	-	1,231,509	-	17,298
G-Shank Enterprise Co., Ltd. (1)	5,884,320	9,150,000	-	15,034,320	-	16,812
PetMed Express, Inc.(3)	1,500,000	-	-	1,500,000	-	16,635
Home Federal Bancorp, Inc.	380,000	1,030,751	26,502	1,384,249	76	16,597
Cpl Resources PLC (1)	2,784,000	-	186,502	2,597,498	96	16,406
Domino's Pizza Enterprises Ltd. (1)	-	4,498,000	-	4,498,000	170	13,378
Trigon Agri A/S(1) (3)	-	3,875,000	-	3,875,000	-	12,492
Dore Holdings Ltd. (1)	78,934,000	15,888,368	-	94,822,368	619	12,433
ValueVision Media, Inc., Class A (3)	1,930,000	-	30,000	1,900,000	-	10,526
TICON Property Fund (1)	30,400,000	-	-	30,400,000	206	10,466
TICON Property Fund, rights, expire 2007	6,175,000	-	6,175,000	-	-	-
TICON Property Fund, rights, expire 2007	1,425,000	-	1,425,000	-	-	-
Solomon Mutual Savings Bank (1)	1,062,023	-	-	1,062,023	-	10,404
SourceForge, Inc.(3) (6)	1,000	4,699,000	-	4,700,000	-	9,353
AtriCure, Inc.(3) (6)	87,257	643,243	-	730,500	-	9,307
Chuang's China Investments Ltd. (1)	95,968,000	24,027,000	-	119,995,000	77	9,101
Entertainment Rights PLC (1) (3)	42,500,000	-	-	42,500,000	-	8,643
Norfolk Group Ltd.(1) (3)	6,500,000	-	-	6,500,000	-	8,378
Introgen Therapeutics, Inc.(3)	2,677,100	-	-	2,677,100	-	8,326
Spark Networks, Inc.(3)	2,392,200	-	456,900	1,935,300	-	8,283
YBM Sisa.com Inc. (1)	824,930	-	-	824,930	440	8,097
Hyflux Water Trust (1) (3)	-	19,500,000	-	19,500,000	-	8,008
Ono Sokki Co., Ltd. (1)	1,609,000	-	-	1,609,000	131	7,960
Vical Inc.(3)	2,250,279	-	-	2,250,279	-	7,921
MEMSIC, Inc.(3)	-	1,200,000	-	1,200,000	-	7,212
Vision-Sciences, Inc.(3)	2,096,733	103,267	-	2,200,000	-	7,194
Gaming VC Holdings SA (1)	2,023,800	-	-	2,023,800	486	6,703
CEC Unet PLC (1) (3)	-	35,100,775	-	35,100,775	-	3,483
Zoloto Resources Ltd.(3)	5,425,000	-	-	5,425,000	-	3,168
Phoenix PDE Co., Ltd. (1) (3)	1,500,000	-	-	1,500,000	-	2,842
Energem Resources Inc.(3)	8,002,500	-	500,000	7,502,500	-	1,680
Energem Resources Inc. (3) (4)	2,200,000	-	-	2,200,000	-	492
Energem Resources Inc., warrants, expire 2009 (1) (3) (4)	2,200,000	-	-	2,200,000	-	27
Energem Resources Inc., warrants, expire 2008 (1) (3)	1,200,000	-	-	1,200,000	-	-
Redline Communications Group Inc.(3)	-	787,500	89,000	698,500	-	700
Redline Communications Inc.	3,150,000	-	3,150,000	-	-	-
Imagelinx PLC (1) (3)	21,385,714	-	-	21,385,714	-	318
ZOOTS (1) (3) (4)	25,173	-	-	25,173	-	234
AB Lindex (7)	5,118,000	-	5,118,000	-	-	-
Arbitron Inc. (7)	1,496,760	-	185,000	1,311,760	299	-
A-TEC Industries AG (1) (7)	436,800	35,000	172,250	299,550	-	-
BA Energy Inc. (7)	5,661,692	-	5,661,692	-	-	-
Caspian Energy Inc. (GBP denominated) (7)	3,450,000	-	3,450,000	-	-	-
Caspian Energy Inc. (7)	2,450,000	-	2,450,000	-	-	-
CDNetworks Co., Ltd. (1) (3) (7)	685,615	-	30,114	655,501	-	-
Chart Industries, Inc. (7)	1,555,274	-	1,555,274	-	-	-
China Medical Technologies, Inc. (ADR) (7)	1,686,606	-	1,086,606	600,000	-	-
CNET Networks, Inc. (3) (7)	10,655,000	-	8,000,000	2,655,000	-	-
Eastern Property Holdings Ltd. (7)	219,978	-	219,978	-	-	-
Eastern Property Holdings Ltd., rights, expire 2007 (7)	-	202,797	202,797	-	-	-
Echelon Corp. (3) (7)	2,000,000	-	-	2,000,000	-	-
Fleetwood Enterprises, Inc. (3) (7)	4,405,000	-	3,801,600	603,400	-	-
FoxHollow Technologies, Inc. (7)	2,176,400	-	2,176,400	-	-	-
Gentium SpA (ADR) (7)	750,000	90,000	840,000	-	-	-
Gentium SpA (ADR), warrants, expire 2011 (7)	90,000	-	90,000	-	-	-
Greatbatch, Inc. (3) (7)	1,359,700	-	369,300	990,400	-	-
GVK Power & Infrastructure Ltd. (1) (3) (7)	3,357,464	30,217,176	-	33,574,640	-	-
Hythiam, Inc. (3) (7)	2,475,000	225,000	-	2,700,000	-	-
Insulet Corp. (3) (7)	2,012,680	-	1,002,680	1,010,000	-	-
JetBlue Airways Corp. (3) (7)	9,950,000	-	5,950,000	4,000,000	-	-
Major Drilling Group International Inc. (3) (7)	1,637,500	-	837,500	800,000	-	-
Nien Made Enterprise Co. Ltd. (7)	28,170,012	-	28,170,012	-	-	-
Orco Property Group SA (1) (7)	710,454	-	633,524	76,930	-	-
Samsung Engineering Co., Ltd. (1) (7)	2,437,640	-	625,000	1,812,640	1,985	-
SFA Engineering Corp. (7)	592,140	-	592,140	-	-	-
Sharper Image Corp. (7)	950,000	-	950,000	-	-	-
SupportSoft, Inc. (3) (7)	2,554,400	-	1,819,400	735,000	-	-
Synenco Energy Inc., Class A (7)	800,000	-	800,000	-	-	-
Synenco Energy Inc., Class A (3) (7)	2,050,000	-	-	2,050,000	-	-

					$33,850	$5,805,542

The following footnotes apply to either the individual securities noted or one or more of the securities aggregared as a single line item.

(1)Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $11,802,000,000, which represented 52.24% of the net assets of the fund.

(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Security did not produce income during the last 12 months.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Boart Longyear Ltd.	4/4/2007	$49,573	$55,371	.25%
Oilexco Inc. (GBP denominated)	12/15/2005	9,456	38,067	.17
Oilexco Inc.	3/7/2007	3,454	6,798	.03
Trinity Ltd.	12/6/2007	37,508	37,559	.17
Value Creation Inc.	8/25/2005-9/1/2006	33,229	33,364	.15
Cougar Biotechnology, Inc.	12/17/2007	29,000	21,000	.09
OPTI Canada Inc.	6/1/2005	4,610	7,073	.03
OPTI Canada Inc., warrants, expire 2008	6/1/2005	355	769	.00
Energem Resources Inc.	3/6/2007	1,035	492	.00
Energem Resources Inc., warrants, expire 2009	3/6/2007	367	27	.00
ZOOTS	1/30/2001-4/3/2001	8,167	234	.00
Other restricted securities		140,481	149,074	.66

Total restricted securities		$317,235	$349,828	1.55%

(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities,"  was $846,858,000, which represented 3.75% of the net assets of the fund.

(6) This security was in its intial period of acquisition at 9/30/2007 and was not publicly disclosed.
(7) Unaffiliated issuer at 3/31/2008.

ADR = American Depositary Receipts
CAD = Canadian Dollar
CDI = CREST Depository Interest
GBP = British Pound

See Notes to Financial Statements

Financial statements
unaudited

Statement of assets and liabilities
at March 31, 2008	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $15,128,279)	$16,778,094
Affiliated issuers (cost: $5,380,634)	5,805,542	$22,583,636
Cash denominated in currencies other than U.S. dollars (cost: $12,825)		12,797
Cash		151
Receivables for:
Sales of investments	53,114
Sales of fund's shares	34,070
Dividends and interest	51,475
Other	257	138,916
		22,735,500
Liabilities:
Payables for:
Purchases of investments	92,142
Repurchases of fund's shares	29,704
Investment advisory services	10,821
Services provided by affiliates	8,635
Directors' deferred compensation	1,603
Other	578	143,483
Net assets at March 31, 2008		$22,592,017

Net assets consist of:
Capital paid in on shares of capital stock		$19,726,308
Distributions in excess of net investment income		(467,449)
Undistributed net realized gain		1,259,504
Net unrealized appreciation		2,073,654
Net assets at March 31, 2008		$22,592,017

Total authorized capital stock - 800,000 shares, $.01 par value (626,683 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$17,560,323	484,440	$36.25
Class B	682,140	19,643	34.73
Class C	974,623	28,300	34.44
Class F	767,409	21,356	35.93
Class 529-A	448,613	12,434	36.08
Class 529-B	62,128	1,768	35.14
Class 529-C	171,310	4,882	35.09
Class 529-E	27,123	759	35.73
Class 529-F	33,245	922	36.06
Class R-1	35,543	1,011	35.17
Class R-2	602,827	17,100	35.25
Class R-3	527,620	14,798	35.66
Class R-4	263,570	7,314	36.04
Class R-5	435,543	11,956	36.43
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $38.46 and $38.28, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2008	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $11,592; also includes $33,850 from affiliates)	$121,594
Interest	58,182	$179,776

Fees and expenses*:
Investment advisory services	78,040
Distribution services	39,392
Transfer agent services	13,525
Administrative services	5,107
Reports to shareholders	724
Registration statement and prospectus	514
Postage, stationery and supplies	1,424
Directors' compensation	119
Auditing and legal	26
Custodian	2,541
State and local taxes	460
Other	172
Total fees and expenses before reimbursements/waivers	142,044
Less reimbursements/waivers of fees and expenses:
Investment advisory services	7,804
Administrative services	96
Total fees and expenses after reimbursements/waivers		134,144
Net investment income		45,632

Net realized gain and unrealized depreciation on investments and currency:
Net realized gain (loss) on:
Investments (including $103,171 net gain from affiliates)	1,666,626
Currency transactions	(5,424)	1,661,202
Net unrealized depreciation on:
Investments	(5,540,646)
Currency translations	(1,253)	(5,541,899)
Net realized gain and unrealized depreciation on investments and currency		(3,880,697)
Net decrease in net assets resulting from operations		$(3,835,065)

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended March 31,	September 30,
	2008*	2007
Operations:
Net investment income	$45,632	$173,780
Net realized gain on investments and currency transactions	1,661,202	2,504,365
Net unrealized (depreciation) appreciation on investments and currency translations	(5,541,899)	3,981,821
Net (decrease) increase in net assets resulting from operations	(3,835,065)	6,659,966

Dividends and distributions paid to shareholders:
Dividends from net investment income and currency gain	(408,316)	(318,872)
Distributions from net realized gain on investments	(2,355,191)	(1,736,095)
Total dividends and distributions paid to shareholders	(2,763,507)	(2,054,967)

Net capital share transactions	2,810,078	3,305,969

Total (decrease) increase in net assets	(3,788,494)	7,910,968

Net assets:
Beginning of period	26,380,511	18,469,543
End of period (including distributions in excess of net investment income: $(467,449) and $(104,765), respectively)	$22,592,017	$26,380,511

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                               unaudited

1. Organization and significant accounting policies

Organization – SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.  The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.  Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2. Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended March 31, 2008, non-U.S. taxes paid on realized gains were $5,384,000. As of March 31, 2008, there were no non-U.S. taxes provided on unrealized gains.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003, by state tax authorities for tax years before 2002 and by tax authorities outside the U.S. for tax years before 2000.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2007, the fund had tax basis undistributed ordinary income of $350,623,000 and undistributed long-term capital gains of $1,954,164,000.

As of March 31, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$4,232,111
Gross unrealized depreciation on investment securities	(2,659,843)
Net unrealized appreciation on investment securities	1,572,268
Cost of investment securities	21,011,368

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended March 31, 2008			Year ended September 30, 2007
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$334,613	$1,839,490	$2,174,103	$408,840	$1,271,426	$1,680,266
Class B	8,096	75,117	83,213	11,225	51,014	62,239
Class C	11,674	105,862	117,536	14,213	62,804	77,017
Class F	14,518	77,790	92,308	13,503	40,771	54,274
Class 529-A	7,942	44,192	52,134	8,151	25,160	33,311
Class 529-B	637	6,527	7,164	882	4,194	5,076
Class 529-C	1,785	17,598	19,383	2,285	10,443	12,728
Class 529-E	408	2,737	3,145	464	1,635	2,099
Class 529-F	643	3,239	3,882	588	1,702	2,290
Class R-1	412	3,688	4,100	476	2,004	2,480
Class R-2	6,744	62,474	69,218	8,616	37,175	45,791
Class R-3	7,952	52,541	60,493	7,972	28,485	36,457
Class R-4	4,695	25,247	29,942	3,801	11,572	15,373
Class R-5	8,197	38,689	46,886	6,796	18,770	25,566
Total	$408,316	$2,355,191	$2,763,507	$487,812	$1,567,155	$2,054,967

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ® ("AFS"), the fund’s transfer agent, and American Funds Distributors, ® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.800% on the first billion dollars of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended March 31, 2008, total investment advisory services fees waived by CRMC were $7,804,000. As a result, the fee shown on the accompanying financial statements of $78,040,000, which was equivalent to an annualized rate of 0.632%, was reduced to $70,236,000, or 0.568% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2008, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2008, the total administrative services fees paid by CRMC were $96,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous pages for the six months ended March 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$23,227	$13,014	Not applicable	Not applicable	Not applicable
Class B	3,789	511	Not applicable	Not applicable	Not applicable
Class C	5,291	Included in administrative services	$785	$141	Not applicable
Class F	1,010		466	95	Not applicable
Class 529-A	462		260	44	$ 234
Class 529-B	335		37	12	34
Class 529-C	904		101	29	90
Class 529-E	72		16	3	14
Class 529-F	-		19	3	17
Class R-1	187		19	16	Not applicable
Class R-2	2,406		461	1,146	Not applicable
Class R-3	1,375		390	287	Not applicable
Class R-4	334		182	11	Not applicable
Class R-5	Not applicable		190	5	Not applicable
Total	$39,392	$13,525	$2,926	$1,792	$389

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $119,000, shown on the accompanying financial statements, includes $213,000 in current fees (either paid in cash or deferred) and a net decrease of $94,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2008
Class A	$1,380,872	33,053	$2,089,917	51,123	$(1,654,782)	(40,687)	$1,816,007	43,489
Class B	50,758	1,258	80,744	2,057	(60,784)	(1,585)	70,718	1,730
Class C	142,907	3,559	113,932	2,927	(102,375)	(2,687)	154,464	3,799
Class F	228,114	5,544	83,622	2,063	(140,015)	(3,567)	171,721	4,040
Class 529-A	61,245	1,481	52,125	1,281	(19,001)	(469)	94,369	2,293
Class 529-B	4,724	117	7,161	180	(2,716)	(69)	9,169	228
Class 529-C	22,420	557	19,380	489	(10,110)	(253)	31,690	793
Class 529-E	3,094	75	3,145	78	(1,176)	(30)	5,063	123
Class 529-F	5,618	136	3,882	95	(2,028)	(49)	7,472	182
Class R-1	10,369	257	4,081	103	(6,536)	(169)	7,914	191
Class R-2	135,119	3,391	69,130	1,735	(103,313)	(2,622)	100,936	2,504
Class R-3	153,011	3,726	60,439	1,502	(93,355)	(2,323)	120,095	2,905
Class R-4	94,132	2,265	29,940	738	(47,200)	(1,177)	76,872	1,826
Class R-5	127,954	3,152	46,062	1,122	(30,428)	(760)	143,588	3,514
Total net increase
(decrease)	$2,420,337	58,571	$2,663,560	65,493	$(2,273,819)	(56,447)	$2,810,078	67,617

Year ended September 30, 2007
Class A	$2,930,661	68,561	$1,616,206	41,314	$(2,518,024)	(59,080)	$2,028,843	50,795
Class B	115,985	2,822	60,457	1,602	(83,699)	(2,044)	92,743	2,380
Class C	290,599	7,105	74,749	1,993	(134,061)	(3,289)	231,287	5,809
Class F	329,353	7,708	48,959	1,261	(135,080)	(3,177)	243,232	5,792
Class 529-A	108,306	2,552	33,308	854	(24,578)	(575)	117,036	2,831
Class 529-B	9,795	236	5,074	133	(3,527)	(85)	11,342	284
Class 529-C	42,098	1,018	12,727	334	(12,831)	(308)	41,994	1,044
Class 529-E	6,392	152	2,099	54	(1,951)	(46)	6,540	160
Class 529-F	10,353	244	2,290	59	(2,530)	(59)	10,113	244
Class R-1	18,702	449	2,465	64	(10,488)	(251)	10,679	262
Class R-2	254,368	6,115	45,744	1,195	(152,206)	(3,636)	147,906	3,674
Class R-3	241,982	5,753	36,433	943	(131,973)	(3,131)	146,442	3,565
Class R-4	130,964	3,088	15,370	395	(53,194)	(1,256)	93,140	2,227
Class R-5	143,393	3,282	24,707	629	(43,428)	(996)	124,672	2,915
Total net increase
(decrease)	$4,632,951	109,085	$1,980,588	50,830	$(3,307,570)	(77,933)	$3,305,969	81,982

* Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $6,138,902,000 and $6,129,703,000, respectively, during the six months ended March 31, 2008.

Financial highlights (1)

		(Loss) income from investment operations(2)				Dividends and distributions
	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)		Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income (loss) to average net assets (4)
Class A:
Six months ended 3/31/2008 (5)	$47.43	$.10		$(6.35)	$(6.25)	$(.76)		$(4.17)	$(4.93)	$36.25	(14.36%)	$17,560	1.05%	(6)	.99%	(6)	.46%	(6)
Year ended 9/30/2007	38.87	.37		12.50	12.87	(.70)		(3.61)	(4.31)	47.43	35.41	20,913	1.04		.98		.86
Year ended 9/30/2006	34.77	.25		4.94	5.19	(.41)		(.68)	(1.09)	38.87	15.27	15,167	1.08		1.01		.68
Year ended 9/30/2005	27.82	.24		7.02	7.26	(.31)		-	(.31)	34.77	26.28	12,544	1.09		1.04		.76
Year ended 9/30/2004	23.22	.02		4.61	4.63	(.03)		-	(.03)	27.82	19.95	9,771	1.12		1.12		.06
Year ended 9/30/2003	17.53	(.01)		5.70	5.69	-		-	-	23.22	32.46	7,833	1.19		1.19		(.07)
Class B:
Six months ended 3/31/2008 (5)	45.49	(.06)		(6.08)	(6.14)	(.45)		(4.17)	(4.62)	34.73	(14.67)	682	1.82	(6)	1.75	(6)	(.30)	(6)
Year ended 9/30/2007	37.41	.04		12.02	12.06	(.37)		(3.61)	(3.98)	45.49	34.40	815	1.81		1.74		.10
Year ended 9/30/2006	33.59	(.03)		4.78	4.75	(.25)		(.68)	(.93)	37.41	14.39	581	1.85		1.78		(.09)
Year ended 9/30/2005	26.90	-	(7)	6.79	6.79	(.10)		-	(.10)	33.59	25.31	457	1.86		1.81		(.01)
Year ended 9/30/2004	22.60	(.18)		4.48	4.30	-	-	-	26.90	19.03	329	1.88		1.88		(.69)
Year ended 9/30/2003	17.20	(.16)		5.56	5.40	-	-	-	22.60	31.40	201	1.97		1.97		(.85)
Class C:
Six months ended 3/31/2008 (5)	45.18	(.07)		(6.04)	(6.11)	(.46)		(4.17)	(4.63)	34.44	(14.71)	975	1.86	(6)	1.79	(6)	(.33)	(6)
Year ended 9/30/2007	37.21	.02		11.95	11.97	(.39)		(3.61)	(4.00)	45.18	34.35	1,107	1.85		1.79		.04
Year ended 9/30/2006	33.45	(.04)		4.74	4.70	(.26)		(.68)	(.94)	37.21	14.33	696	1.89		1.83		(.12)
Year ended 9/30/2005	26.82	(.02)		6.78	6.76	(.13)		-	(.13)	33.45	25.27	457	1.90		1.85		(.05)
Year ended 9/30/2004	22.54	(.19)		4.47	4.28	-	-	-	26.82	18.99	274	1.92		1.91		(.71)
Year ended 9/30/2003	17.15	(.16)		5.55	5.39	-		-	-	22.54	31.43	124	1.97		1.97		(.85)
Class F:
Six months ended 3/31/2008 (5)	47.08	.10		(6.30)	(6.20)	(.78)		(4.17)	(4.95)	35.93	(14.37)	767	1.06	(6)	1.00	(6)	.47	(6)
Year ended 9/30/2007	38.65	.36		12.41	12.77	(.73)		(3.61)	(4.34)	47.08	35.41	815	1.05		.98		.84
Year ended 9/30/2006	34.58	.26		4.91	5.17	(.42)		(.68)	(1.10)	38.65	15.28	446	1.08		1.01		.70
Year ended 9/30/2005	27.70	.23		6.98	7.21	(.33)		-	(.33)	34.58	26.23	253	1.12		1.07		.72
Year ended 9/30/2004	23.16	.02		4.58	4.60	(.06)		-	(.06)	27.70	19.90	128	1.15		1.14		.06
Year ended 9/30/2003	17.48	(.01)		5.69	5.68	-		-	-	23.16	32.49	57	1.18		1.18		(.06)
Class 529-A:
Six months ended 3/31/2008 (5)	47.23	.09		(6.32)	(6.23)	(.75)		(4.17)	(4.92)	36.08	(14.38)	449	1.11	(6)	1.05	(6)	.42	(6)
Year ended 9/30/2007	38.76	.34		12.44	12.78	(.70)		(3.61)	(4.31)	47.23	35.33	479	1.10		1.04		.79
Year ended 9/30/2006	34.68	.25		4.93	5.18	(.42)		(.68)	(1.10)	38.76	15.25	284	1.11		1.05		.66
Year ended 9/30/2005	27.79	.22		7.00	7.22	(.33)		-	(.33)	34.68	26.19	178	1.14		1.08		.71
Year ended 9/30/2004	23.24	.02		4.60	4.62	(.07)		-	(.07)	27.79	19.90	97	1.14		1.14		.06
Year ended 9/30/2003	17.53	.01		5.70	5.71	-	-	-	23.24	32.57	42	1.11		1.11		.03
Class 529-B:
Six months ended 3/31/2008 (5)	45.96	(.08)		(6.16)	(6.24)	(.41)		(4.17)	(4.58)	35.14	(14.74)	62	1.93	(6)	1.86	(6)	(.41)	(6)
Year ended 9/30/2007	37.77	(.01)		12.14	12.13	(.33)		(3.61)	(3.94)	45.96	34.25	71	1.92		1.86		(.02)
Year ended 9/30/2006	33.93	(.07)		4.82	4.75	(.23)		(.68)	(.91)	37.77	14.24	48	1.97		1.90		(.20)
Year ended 9/30/2005	27.20	(.05)		6.87	6.82	(.09)		-	(.09)	33.93	25.11	34	2.02		1.96		(.17)
Year ended 9/30/2004	22.88	(.23)		4.55	4.32	-	-	-	27.20	18.88	22	2.04		2.04		(.84)
Year ended 9/30/2003	17.43	(.19)		5.64	5.45	-	-	-	22.88	31.27	10	2.09		2.09		(.95)
Class 529-C:
Six months ended 3/31/2008 (5)	45.92	(.08)		(6.16)	(6.24)	(.42)		(4.17)	(4.59)	35.09	(14.75)	171	1.92	(6)	1.86	(6)	(.40)	(6)
Year ended 9/30/2007	37.77	(.01)		12.13	12.12	(.36)		(3.61)	(3.97)	45.92	34.23	188	1.92		1.86		(.02)
Year ended 9/30/2006	33.94	(.07)		4.83	4.76	(.25)		(.68)	(.93)	37.77	14.27	115	1.96		1.90		(.19)
Year ended 9/30/2005	27.21	(.05)		6.87	6.82	(.09)		-	(.09)	33.94	25.13	77	2.00		1.95		(.16)
Year ended 9/30/2004	22.89	(.22)		4.54	4.32	-	-	-	27.21	18.87	43	2.03		2.03		(.83)
Year ended 9/30/2003	17.44	(.18)		5.63	5.45	-	-	-	22.89	31.25	20	2.07		2.07		(.94)
Class 529-E:
Six months ended 3/31/2008 (5)	46.76	.02		(6.26)	(6.24)	(.62)		(4.17)	(4.79)	35.73	(14.51)	27	1.41	(6)	1.35	(6)	.12	(6)
Year ended 9/30/2007	38.40	.21		12.33	12.54	(.57)		(3.61)	(4.18)	46.76	34.93	30	1.41		1.35		.49
Year ended 9/30/2006	34.42	.12		4.89	5.01	(.35)		(.68)	(1.03)	38.40	14.86	18	1.44		1.37		.34
Year ended 9/30/2005	27.58	.12		6.96	7.08	(.24)		-	(.24)	34.42	25.81	12	1.47		1.42		.37
Year ended 9/30/2004	23.09	(.08)		4.59	4.51	(.02)		-	(.02)	27.58	19.52	6	1.50		1.49		(.29)
Year ended 9/30/2003	17.50	(.07)		5.66	5.59	-	-	-	23.09	31.94	3	1.53		1.53		(.38)

Class 529-F:
Six months ended 3/31/2008 (5)	$47.24	$.13		$(6.31)	$(6.18)	$(.83)		(4.17)	$(5.00)	$36.06	(14.29%)	$33	.91%	(6)	.85%	(6)	.62%	(6)
Year ended 9/30/2007	38.77	.42		12.44	12.86	(.78)		(3.61)	(4.39)	47.24	35.56	35	.91		.85		.98
Year ended 9/30/2006	34.64	.31		4.93	5.24	(.43)		(.68)	(1.11)	38.77	15.44	19	.94		.87		.83
Year ended 9/30/2005	27.72	.23		6.99	7.22	(.30)		-	(.30)	34.64	26.22	12	1.11		1.06		.74
Year ended 9/30/2004	23.20	(.01)		4.60	4.59	(.07)		-	(.07)	27.72	19.81	7	1.25		1.24		(.04)
Year ended 9/30/2003	17.53	(.02)		5.69	5.67	-	-	-	23.20	32.34	3	1.27		1.27		(.10)
Class R-1:
Six months ended 3/31/2008 (5)	46.04	(.07)		(6.16)	(6.23)	(.47)		(4.17)	(4.64)	35.17	(14.71)	36	1.86	(6)	1.80	(6)	(.33)	(6)
Year ended 9/30/2007	37.89	.01		12.17	12.18	(.42)		(3.61)	(4.03)	46.04	34.32	38	1.88		1.80		.03
Year ended 9/30/2006	34.07	(.04)		4.83	4.79	(.29)		(.68)	(.97)	37.89	14.31	21	1.92		1.82		(.11)
Year ended 9/30/2005	27.34	(.01)		6.90	6.89	(.16)		-	(.16)	34.07	25.27	12	1.97		1.85		(.05)
Year ended 9/30/2004	23.00	(.19)		4.55	4.36	(.02)		-	(.02)	27.34	18.98	6	2.01		1.91		(.71)
Year ended 9/30/2003	17.49	(.16)		5.67	5.51	-	-	-	23.00	31.50	2	2.43		1.93		(.78)
Class R-2:
Six months ended 3/31/2008 (5)	46.13	(.07)		(6.19)	(6.26)	(.45)		(4.17)	(4.62)	35.25	(14.73)	603	1.92	(6)	1.83	(6)	(.37)	(6)
Year ended 9/30/2007	37.93	.03		12.18	12.21	(.40)		(3.61)	(4.01)	46.13	34.36	673	1.93		1.77		.06
Year ended 9/30/2006	34.09	(.03)		4.83	4.80	(.28)		(.68)	(.96)	37.93	14.35	414	2.06		1.80		(.09)
Year ended 9/30/2005	27.36	(.01)		6.90	6.89	(.16)		-	(.16)	34.09	25.28	258	2.17		1.82		(.03)
Year ended 9/30/2004	23.00	(.18)		4.56	4.38	(.02)		-	(.02)	27.36	19.05	131	2.30		1.88		(.67)
Year ended 9/30/2003	17.49	(.15)		5.66	5.51	-	-	-	23.00	31.50	46	2.59		1.89		(.75)
Class R-3:
Six months ended 3/31/2008 (5)	46.68	.02		(6.24)	(6.22)	(.63)		(4.17)	(4.80)	35.66	(14.50)	528	1.42	(6)	1.36	(6)	.11	(6)
Year ended 9/30/2007	38.34	.20		12.31	12.51	(.56)		(3.61)	(4.17)	46.68	34.88	555	1.42		1.35		.47
Year ended 9/30/2006	34.39	.11		4.87	4.98	(.35)		(.68)	(1.03)	38.34	14.82	319	1.49		1.42		.30
Year ended 9/30/2005	27.58	.11		6.96	7.07	(.26)		-	(.26)	34.39	25.75	188	1.51		1.44		.36
Year ended 9/30/2004	23.12	(.08)		4.59	4.51	(.05)		-	(.05)	27.58	19.52	85	1.55		1.49		(.28)
Year ended 9/30/2003	17.51	(.07)		5.68	5.61	-	-	-	23.12	32.04	30	1.67		1.51		(.37)
Class R-4:
Six months ended 3/31/2008 (5)	47.20	.10		(6.32)	(6.22)	(.77)		(4.17)	(4.94)	36.04	(14.39)	264	1.07	(6)	1.00	(6)	.47	(6)
Year ended 9/30/2007	38.73	.35		12.45	12.80	(.72)		(3.61)	(4.33)	47.20	35.41	259	1.06		1.00		.82
Year ended 9/30/2006	34.68	.25		4.91	5.16	(.43)		(.68)	(1.11)	38.73	15.20	126	1.11		1.04		.67
Year ended 9/30/2005	27.79	.23		7.01	7.24	(.35)		-	(.35)	34.68	26.25	67	1.12		1.06		.74
Year ended 9/30/2004	23.22	.02		4.61	4.63	(.06)		-	(.06)	27.79	19.95	20	1.13		1.13		.07
Year ended 9/30/2003	17.53	-	(7)	5.69	5.69	-	-	-	23.22	32.46	10	1.17		1.16		(.02)
Class R-5:
Six months ended 3/31/2008 (5)	47.70	.16		(6.38)	(6.22)	(.88)		(4.17)	(5.05)	36.43	(14.23)	435	.77	(6)	.71	(6)	.78	(6)
Year ended 9/30/2007	39.10	.48		12.56	13.04	(.83)		(3.61)	(4.44)	47.70	35.77	403	.77		.71		1.11
Year ended 9/30/2006	34.93	.36		4.97	5.33	(.48)		(.68)	(1.16)	39.10	15.60	216	.80		.74		.97
Year ended 9/30/2005	27.97	.33		7.05	7.38	(.42)		-	(.42)	34.93	26.62	142	.81		.76		1.04
Year ended 9/30/2004	23.33	.10		4.64	4.74	(.10)		-	(.10)	27.97	20.34	105	.82		.81		.36
Year ended 9/30/2003	17.55	.05		5.73	5.78	-	-	-	23.33	32.93	72	.83		.83		.28

	Six months ended	Year ended September 30
	March 31, 2008(5)	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	27%	48%	45%	45%	48%	49%
(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $.01.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007, through March 31, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts  (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2007	Ending account value 3/31/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$856.37	$4.59	.99%
Class A -- assumed 5% return	1,000.00	1,020.05	5.00	.99
Class B -- actual return	1,000.00	853.28	8.11	1.75
Class B -- assumed 5% return	1,000.00	1,016.25	8.82	1.75
Class C -- actual return	1,000.00	852.91	8.29	1.79
Class C -- assumed 5% return	1,000.00	1,016.05	9.02	1.79
Class F -- actual return	1,000.00	856.28	4.64	1.00
Class F -- assumed 5% return	1,000.00	1,020.00	5.05	1.00
Class 529-A -- actual return	1,000.00	856.21	4.87	1.05
Class 529-A -- assumed 5% return	1,000.00	1,019.75	5.30	1.05
Class 529-B -- actual return	1,000.00	852.64	8.61	1.86
Class 529-B -- assumed 5% return	1,000.00	1,015.70	9.37	1.86
Class 529-C -- actual return	1,000.00	852.55	8.61	1.86
Class 529-C -- assumed 5% return	1,000.00	1,015.70	9.37	1.86
Class 529-E -- actual return	1,000.00	854.88	6.26	1.35
Class 529-E -- assumed 5% return	1,000.00	1,018.25	6.81	1.35
Class 529-F -- actual return	1,000.00	857.15	3.95	.85
Class 529-F -- assumed 5% return	1,000.00	1,020.75	4.29	.85
Class R-1 -- actual return	1,000.00	852.91	8.34	1.80
Class R-1 -- assumed 5% return	1,000.00	1,016.00	9.07	1.80
Class R-2 -- actual return	1,000.00	852.70	8.48	1.83
Class R-2 -- assumed 5% return	1,000.00	1,015.85	9.22	1.83
Class R-3 -- actual return	1,000.00	854.98	6.31	1.36
Class R-3 -- assumed 5% return	1,000.00	1,018.20	6.86	1.36
Class R-4 -- actual return	1,000.00	856.14	4.64	1.00
Class R-4 -- assumed 5% return	1,000.00	1,020.00	5.05	1.00
Class R-5 -- actual return	1,000.00	857.67	3.30	.71
Class R-5 -- assumed 5% return	1,000.00	1,021.45	3.59	.71

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (183), and divided by 366 (to reflect the one-half year period).

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2008:

	1 year	5 years	Life of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only if
shares are sold within six years of purchase	–6.79%	21.57%	1.40%
Not reflecting CDSC	–2.43	21.75	1.40

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–3.34	21.70	9.61
Not reflecting CDSC	–2.47	21.70	9.61

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	–1.72	22.67	10.49

Class 529-A shares† — first sold 2/19/02
Reflecting 5.75% maximum sales charge	–7.40	21.19	12.39
Not reflecting maximum sales charge	–1.76	22.63	13.48

Class 529-B shares† — first sold 2/20/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–6.92	21.40	12.38
Not reflecting CDSC	–2.55	21.58	12.38

Class 529-C shares† — first sold 2/20/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–3.44	21.58	12.39
Not reflecting CDSC	–2.57	21.58	12.39

Class 529-E shares*† — first sold 3/15/02	–2.05	22.23	11.98

Class 529-F shares*† — first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	–1.56	22.72	18.68

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 29 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Offices

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, CA 94105

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete March 31, 2008, portfolio of SMALLCAP World Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

SMALLCAP World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of SMALLCAP World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
>SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-935-0508P

Litho in USA BBC/AL/8094-S10072

10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics
Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

SMALLCAP World Fund®
Investment portfolio

March 31, 2008
 unaudited

Common stocks — 90.05%	Shares	Market value (000)

CONSUMER DISCRETIONARY — 17.41%
Jumbo SA1,2	4,844,956	$145,897
Fourlis[1,2]	4,074,000	133,304
Schibsted ASA[1,2]	4,234,850	127,225
Nitori Co., Ltd.[1]	2,184,600	124,372
Central European Media Enterprises Ltd., Class A3	1,403,500	119,620
Lojas Renner SA, ordinary nominative	5,950,000	112,476
lululemon athletica inc.[2,3]	3,668,414	104,293
Praktiker Bau- und Heimwerkermärkte Holding AG1,2	3,843,883	102,670
Kuoni Reisen Holding AG, Class B1,2	165,134	91,681
Saks Inc.[3]	6,507,500	81,149
Lions Gate Entertainment Corp.[2,3]	8,250,000	80,437
Rightmove PLC[1,2]	7,757,657	75,305
Billabong International Ltd.[1]	6,263,500	74,789
CarMax, Inc.[3]	3,800,000	73,796
Nishimatsuya Chain Co., Ltd.[1,2]	5,562,000	67,126
Cyrela Brazil Realty SA, ordinary nominative	5,000,000	65,677
Cheil Industries Inc.[1]	1,300,000	63,363
GOME Electrical Appliances Holding Ltd.[1]	27,163,000	62,365
CTC Media, Inc.[3]	2,200,000	61,050
Café de Coral Holdings Ltd.[1,2]	31,550,000	60,543
Pantaloon Retail (India) Ltd.[1]	5,500,000	59,107
Chipotle Mexican Grill, Inc., Class A3	255,000	28,925
Chipotle Mexican Grill, Inc., Class B3	288,000	27,962
Arbitron Inc.	1,311,760	56,616
Blue Nile, Inc.[2,3]	1,037,940	56,204
Ekornes ASA[1,2]	2,937,598	53,453
Aristocrat Leisure Ltd.[1]	6,075,304	53,448
Hotai Motor Co., Ltd.[1]	17,003,415	49,789
Scientific Games Corp., Class A3	2,300,000	48,553
Live Nation, Inc.[3]	3,475,000	42,152
Tokai Rika Co., Ltd.[1]	1,568,100	41,090
Banyan Tree Holdings Ltd.[1,2]	40,929,000	40,990
Honeys Co., Ltd.[1,2]	2,218,000	37,880
Timberland Co., Class A3	2,737,000	37,579
Trinity Ltd.[1,2,3,4]	82,337,500	37,559
ElringKlinger AG1	334,000	37,333
Quiksilver, Inc.[3]	3,800,000	37,278
Life Time Fitness, Inc.[3]	1,183,100	36,925
Polaris Industries Inc.	900,000	36,909
GEOX SpA[1]	2,346,080	36,377
Navitas Ltd.[1,2]	21,727,690	36,170
Korea Kumho Petrochemical Co., Ltd.[1]	610,940	35,448
American Axle & Manufacturing Holdings, Inc.	1,632,300	33,462
Hankook Tire Co., Ltd.[1]	2,080,000	33,324
NVR, Inc.[3]	55,000	32,862
Galaxy Entertainment Group Ltd.[1,3]	41,245,000	30,831
SeLoger.com[1,3]	580,000	30,706
Pinnacle Entertainment, Inc.[3]	2,300,000	29,440
Keihin Corp.[1]	2,019,000	29,264
Jackson Hewitt Tax Service Inc.[2]	2,396,000	27,482
Winnebago Industries, Inc.[2]	1,623,000	27,429
Tractor Supply Co.[3]	688,700	27,217
Toyoda Gosei Co., Ltd.[1]	706,000	26,955
Hürriyet Gazetecilik ve Matbaacilik AS1,3	16,906,958	25,933
Amtek Auto Ltd.[1]	4,020,000	25,930
Williams-Sonoma, Inc.	1,055,000	25,573
PETsMART, Inc.	1,250,000	25,550
CKE Restaurants, Inc.	2,200,000	24,684
Peet’s Coffee & Tea, Inc.[2,3]	1,015,000	23,863
Halfords Group PLC[1]	4,200,000	23,625
Brunswick Corp.	1,460,000	23,316
Fontainebleau Resorts LLC, Class A, non-voting units[1,3,4]	1,900,000	22,800
P.F. Chang’s China Bistro, Inc.[3]	800,000	22,752
Urban Outfitters, Inc.[3]	675,000	21,161
ASICS Corporation[1]	1,805,000	21,013
Crocs, Inc.[3]	1,200,000	20,964
XM Satellite Radio Holdings Inc., Class A3	1,800,000	20,916
Bijou Brigitte modische Accessoires AG1	127,000	20,059
TAKKT AG1	1,071,778	19,275
Spot Runner, Inc.[1,3,4]	2,980,544	17,883
Debenhams PLC[1]	15,780,000	17,767
Bloomsbury Publishing PLC[1,2]	5,405,000	17,691
Hana Tour Service Inc.[1]	338,200	17,169
DeVry Inc.	400,000	16,736
Dolan Media Co.[3]	829,014	16,671
PetMed Express, Inc.[2,3]	1,500,000	16,635
Pool Corp.	810,000	15,301
Gafisa SA, ordinary nominative	900,000	14,911
Talbots, Inc.	1,349,875	14,552
Cabela’s Inc.[3]	1,000,000	14,160
Boyd Gaming Corp.	700,000	14,000
Denny’s Corp.[3]	4,500,000	13,410
Domino’s Pizza Enterprises Ltd.[1,2]	4,498,000	13,378
Bob Evans Farms, Inc.	475,000	13,105
American Public Education, Inc.[3]	425,000	12,907
PartyGaming PLC[1,3]	30,750,000	12,660
Jo-Ann Stores, Inc.[3]	770,000	11,342
Asahi India Glass Ltd.[1,3]	6,721,886	11,302
HUGO BOSS AG1	215,000	10,875
ValueVision Media, Inc., Class A2,3	1,900,000	10,526
C C Land Holdings Ltd.[1]	10,418,000	10,085
TOD’S SpA[1]	162,000	9,964
CKX, Inc.[3]	1,000,000	9,520
JJB Sports PLC[1]	4,390,500	9,496
Chuang’s China Investments Ltd.[1,2]	119,995,000	9,101
Formosa International Hotels Corp.[1]	540,756	8,762
Next Media Ltd.[1]	22,100,000	8,656
Entertainment Rights PLC[1,2,3]	42,500,000	8,643
1-800-FLOWERS.COM, Inc., Class A3	1,000,000	8,510
Shuffle Master, Inc.[3]	1,550,224	8,294
Prime Success International Group Ltd.[1]	15,200,000	8,190
YBM Sisa.com Inc.[1,2]	824,930	8,097
Largan Precision Co., Ltd.[1]	688,500	7,111
TVN SA1	666,005	6,879
Gaming VC Holdings SA1,2	2,023,800	6,703
Getty Images, Inc.[3]	200,000	6,400
Rambler Media Ltd.[1,3]	246,066	6,115
Haseko Corp.[1]	3,950,000	5,952
Cosi, Inc.[3]	2,000,000	5,740
Agora SA1	299,900	5,735
Riken Corp.[1]	1,075,000	5,053
Restaurant Group PLC[1]	1,590,000	4,858
OSIM International Ltd.[1]	18,750,000	4,783
CEC Unet PLC[1,2,3]	35,100,775	3,483
Fleetwood Enterprises, Inc.[3]	603,400	2,776
Hi-Lex Corp.[1]	3,200	45
Mobile Travel Guide, Inc.[1,3,4]	96,033	24
		3,933,227

INDUSTRIALS — 17.28%
Samsung Engineering Co., Ltd.[1]	1,812,640	168,622
Downer EDI Ltd.[1,2]	22,074,889	127,105
Container Corp. of India Ltd.[1]	2,891,794	124,814
BayWa AG1,2	1,849,985	109,953
Michael Page International PLC[1,2]	17,941,190	107,589
MSC Industrial Direct Co., Inc., Class A	2,106,000	88,978
Kaba Holding AG1,2	250,800	84,667
SIA Engineering Co. Ltd.[1]	28,405,000	81,580
Aalberts Industries NV1	3,651,000	78,047
ELLINIKI TECHNODOMIKI TEB SA1	6,153,000	75,482
LS Industrial Systems Co., Ltd.[1]	1,149,660	71,636
IVRCL Infrastructures & Projects Ltd.[1]	6,629,316	67,772
Murray & Roberts Holdings Ltd.[1]	5,660,746	66,681
Actuant Corp., Class A	2,150,000	64,951
Boart Longyear Ltd.[1,4]	33,000,000	55,371
Boart Longyear Ltd.[1]	4,730,926	7,938
Watsco, Inc.	1,519,000	62,917
Danieli & C. Officine Meccaniche SpA[1]	2,592,500	61,501
GfK AG1	1,365,500	53,996
Delachaux SA1	636,423	52,772
IJM Corp. Bhd.[1]	27,340,000	52,285
Mine Safety Appliances Co.	1,249,800	51,479
TK Corp.[1,2,3]	1,659,000	50,665
KBR, Inc.	1,798,000	49,859
Resources Connection, Inc.[2]	2,757,500	49,277
Singapore Post Private Ltd.[1]	57,475,000	48,106
Hopewell Holdings Ltd.[1]	12,229,000	46,712
Northgate PLC[1,2]	4,114,822	46,412
Koninklijke BAM Groep NV1	1,940,000	45,711
Grontmij NV, depository receipts[1,2]	1,189,213	44,518
Graco Inc.	1,215,000	44,056
Pyeong San Co., Ltd.[1,2]	1,075,000	43,861
MISUMI Group Inc.[1]	2,462,000	43,766
Uponor Oyj[1]	1,839,000	43,263
Genesis Lease Ltd. (ADR)[2]	2,884,000	41,962
MITIE Group PLC[1]	8,700,000	41,773
United Stationers Inc.[3]	868,700	41,437
Corrections Corporation of America[3]	1,500,000	41,280
Samsung Techwin Co., Ltd.[1]	743,700	40,642
Nabtesco Corp.[1]	2,778,000	38,133
GS Engineering & Construction Corp.[1]	247,127	36,307
Corporate Executive Board Co.	867,700	35,124
Sintex Industries Ltd.[1]	3,918,684	35,051
Michaniki SA1,2	3,935,000	30,026
Michaniki SA, preference shares[1,2]	871,900	4,541
Nagarjuna Construction Co. Ltd.[1]	6,404,543	34,412
Shenzhen Expressway Co. Ltd., Class H1,3	42,916,000	33,043
Emeco Holdings Ltd.[1,2]	41,027,381	30,215
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	659,300	29,668
TaeWoong Co., Ltd.[1]	369,000	28,777
EnerSys[3]	1,200,000	28,704
Beacon Roofing Supply, Inc.[2,3]	2,695,400	26,954
Houston Wire & Cable Co.[2]	1,678,900	26,896
Wilh. Wilhelmsen ASA, Class A1	799,600	26,743
Altra Holdings, Inc.[2,3]	1,905,548	25,630
STX Engine Co., Ltd.[1]	544,140	25,351
Continental Airlines, Inc., Class B3	1,310,000	25,191
Advisory Board Co.[3]	455,000	24,998
A-TEC Industries AG1	299,550	24,841
Melco International Development Ltd.[1]	17,210,000	24,152
JetBlue Airways Corp.[3]	4,000,000	23,200
JVM Co., Ltd.[1,2]	506,000	23,002
Goodpack Ltd.[1]	19,678,000	22,720
Trakya Cam Sanayii AS1	17,552,622	22,193
AirAsia Bhd.[1,3]	51,221,900	21,998
Halla Engineering & Construction Corp.[1,2]	626,000	21,398
URS Corp.[3]	650,000	21,248
Aboitiz Equity Ventures, Inc.[1]	134,250,000	20,771
Federal Signal Corp.	1,425,000	19,893
Lonrho PLC[1,2,3]	26,350,000	19,608
Acuity Brands, Inc.	445,300	19,126
Jain Irrigation Systems Ltd.[1]	1,248,000	18,583
ALL - América Latina Logística, units	1,750,000	17,690
G-Shank Enterprise Co., Ltd.[1,2]	15,034,320	16,812
Kelly Services, Inc., Class A	800,000	16,448
Cpl Resources PLC[1,2]	2,597,498	16,406
Daelim Industrial Co., Ltd.[1]	127,000	16,275
Pentair, Inc.	500,000	15,950
InnerWorkings, Inc.[3]	1,125,000	15,784
AeroVironment, Inc.[3]	744,650	15,228
Herman Miller, Inc.	567,444	13,942
Kingspan Group PLC[1]	1,020,000	13,624
Krones AG1	165,000	13,460
Chen Hsong Holdings Ltd.[1]	27,746,000	13,328
PRONEXUS INC.[1]	1,627,000	13,149
Chung-Hsin Electric and Machinery Manufacturing Corp.[1]	15,000,000	13,147
Georg Fischer Ltd[1,3]	25,850	12,825
NCI Building Systems, Inc.[3]	520,000	12,584
Dore Holdings Ltd.[1,2]	94,822,368	12,433
Spirax-Sarco Engineering PLC[1]	605,000	12,328
Crane Group Ltd.[1]	871,573	12,183
Ennis, Inc.	720,000	12,082
Prosegur Compañía de Seguridad, SA1	282,000	11,832
Permasteelisa SpA[1]	615,000	11,748
Havell’s India Ltd.[1]	1,000,000	11,694
Copa Holdings, SA, Class A	300,000	11,433
ESCO Technologies Inc.[3]	285,700	11,348
Pacer International, Inc.	685,000	11,255
Curtiss-Wright Corp.	268,600	11,142
Geberit AG1	74,000	11,028
Hyunjin Materials Co., Ltd.[1]	322,100	10,949
Hubbell Inc., Class B	250,000	10,922
Aker American Shipping ASA[1,3]	544,600	10,496
KCC Corp.[1]	22,480	10,315
Seobu Truck Terminal Co., Ltd.[1,3]	562,200	9,941
SThree PLC[1]	2,550,000	9,874
S1 Corp.[1]	179,000	9,336
I. Kloukinas – I. Lappas SA1	1,080,000	8,668
Intertek Group PLC[1]	415,000	8,497
Gehl Co.[3]	500,000	8,470
Norfolk Group Ltd.[1,2,3]	6,500,000	8,378
Hyflux Water Trust[1,2,3]	19,500,000	8,008
Rollins, Inc.	445,500	7,881
Wabash National Corp.	800,000	7,192
BELIMO Holding AG1	6,300	6,853
Korea Electric Terminal Co., Ltd.[1]	350,000	6,826
Hopewell Highway Infrastructure Ltd.[1]	8,774,600	6,756
Max India Ltd.[1,3]	1,795,000	6,703
Latécoère SA1	323,626	6,694
sia Abrasives Holding AG1	16,479	6,606
Hong Kong Aircraft Engineering Co. Ltd.[1]	355,600	5,862
Ansaldo STS SpA[1,3]	390,000	5,483
Grafton Group PLC, units[1]	575,000	5,295
NEPES Corp.[1,3]	701,634	4,743
CoStar Group, Inc.[3]	100,000	4,300
Aker Philadelphia Shipyard ASA[1,3,4]	346,000	3,538
Imagelinx PLC[1,2,3]	21,385,714	318
ZOOTS[1,2,3,4]	25,173	234
		3,904,229

FINANCIALS — 11.41%
Pusan Bank[1,2]	11,726,500	147,095
Daegu Bank, Ltd.[1,2]	10,570,000	142,142
Indiabulls Real Estate Ltd.[1,3]	7,209,778	88,495
MCB Bank Ltd.[1]	13,099,742	86,984
Kotak Mahindra Bank Ltd.[1]	5,493,262	86,465
Dolphin Capital Investors Ltd.[1,2,3]	31,123,920	81,821
Dah Sing Financial Holdings Ltd.[1]	11,174,600	73,776
Indiabulls Securities Ltd.[1,3]	6,193,648	58,733
Jammu and Kashmir Bank Ltd.[1,2]	3,149,500	53,868
Redwood Trust, Inc.	1,440,000	52,344
Central Pattana PCL[1]	56,461,000	50,912
Hargreaves Lansdown PLC[1]	14,244,718	50,518
East West Bancorp, Inc.	2,801,628	49,729
Indiabulls Financial Services Ltd.[1]	4,285,135	45,046
Banco de Oro-EPCI, Inc.[1]	34,600,000	43,518
Assured Guaranty Ltd.	1,800,000	42,732
Banco Sofisa SA, preferred nominative	8,116,400	40,559
Interhyp AG1,2	527,850	40,333
Mercury General Corp.	902,724	40,000
Topdanmark A/S1,3	235,700	39,630
Industrial and Commercial Bank of China (Asia) Ltd.[1]	15,275,000	38,065
Banco Macro SA, Class B (ADR)	1,365,800	34,623
Downey Financial Corp.[2]	1,825,000	33,544
Unitech Corporate Parks PLC[1,2,3]	18,865,800	32,948
National Bank of Pakistan[1]	8,793,774	32,736
Ascendas Real Estate Investment Trust[1]	18,336,550	31,928
BOK Financial Corp.	601,791	31,432
China Banking Corp.[1]	2,142,187	31,269
Northwest Bancorp, Inc.	1,130,000	30,883
UnionBank of the Philippines[1,2]	35,823,500	30,382
Hung Poo Real Estate Development Corp.[1,2]	16,772,120	29,868
First Pacific Co. Ltd.[1]	44,300,000	29,366
eHealth, Inc.[2,3]	1,271,400	28,060
Farglory Land Development Co., Ltd.[1]	7,681,000	27,798
Azimut Holding SpA[1]	2,630,000	27,357
Oslo Børs VPS Holding ASA[1]	1,002,335	27,005
Megaworld Corp.[1]	444,400,000	26,506
IG Group Holdings PLC[1]	3,861,000	25,068
Challenger Financial Services Group Ltd.[1]	14,886,353	24,944
Bank of Georgia (GDR)[1,3]	675,000	17,217
Bank of Georgia (GDR)[1,3,5]	300,000	7,652
Wing Tai Holdings Ltd.[1]	15,286,000	24,468
Alm. Brand A/S1,3	385,000	24,188
Allied Bank Ltd. [1]	12,060,000	23,242
JSE Ltd.[1]	2,745,000	22,005
Cathay General Bancorp, Inc.	1,000,000	20,730
Gruppo MutuiOnline SpA[1,2,3]	3,160,000	20,463
Montréal Exchange Inc.[3]	630,000	20,287
Federal Agricultural Mortgage Corp., Class C	777,000	20,280
FirstFed Financial Corp.[2,3]	735,000	19,955
AEON Mall Co., Ltd.[1]	706,800	19,836
Asya Katilim Bankasi AS, Class B1,3	2,912,760	18,306
PT Bank Niaga Tbk[1]	222,354,000	18,261
Paraná Banco SA, preferred nominative	3,554,720	18,068
CapitaRetail China Trust[1,3]	18,780,100	17,844
Banco ABC Brasil SA, preferred nominative	3,060,700	16,781
Home Federal Bancorp, Inc.[2]	1,384,249	16,597
Banner Corp.	710,000	16,358
S P Setia Bhd.[1]	13,950,000	16,330
Banco Daycoval SA, preferred nominative	2,539,300	15,822
Cathay Real Estate Development Co. Ltd.[1]	17,400,000	15,631
Greek Postal Savings Bank SA1	849,030	15,602
Wilmington Trust Corp.	500,000	15,550
Amata Corp. PCL[1]	26,800,000	14,490
UCBH Holdings, Inc.	1,800,000	13,968
Union Bank of India[1]	3,750,000	13,270
First State Bancorporation	952,800	12,758
CastlePoint Holdings, Ltd.	1,295,000	12,600
Banco Cruzeiro do Sol SA, preferred nominative	2,863,100	12,345
Brascan Residential Properties SA, ordinary nominative	2,364,000	11,678
Gladstone Capital Corp.	619,000	11,581
P/F Føroya Banki[1]	354,760	11,265
Kiatnakin Bank PCL[1]	12,200,000	11,204
TICON Property Fund[1,2]	30,400,000	10,466
Solomon Mutual Savings Bank[1,2]	1,062,023	10,404
VastNed Retail NV1	97,000	10,320
Robinsons Land Corp., Class B1	41,188,300	10,207
SpareBank 1 SR-Bank[1]	961,333	9,974
City National Corp.	200,000	9,892
Banco Patagonia SA, Class B (BDR)[3]	559,000	9,127
First Niagara Financial Group, Inc.	550,000	7,475
TICON Industrial Connection PCL[1]	11,298,800	6,921
Orco Property Group SA1	76,930	6,894
AmericanWest Bancorporation	790,200	6,891
Cyrela Commercial Properties SA, ordinary nominative[3]	1,000,000	5,511
Sparebanken Midt-Norge[1]	463,700	4,651
Eurobancshares, Inc.[3]	800,000	4,256
Sumitomo Real Estate Sales Co., Ltd.[1]	100,000	3,406
Chimera Investment Corp.	267,500	3,290
MGIC Investment Corp.	220,350	2,320
CitySpring Infrastructure Trust[1]	500,000	260
		2,577,379

INFORMATION TECHNOLOGY — 11.20%
Kingboard Chemical Holdings Ltd.[1,2]	49,934,200	178,035
Tripod Technology Corp.[1,2]	34,375,108	117,028
Novell, Inc.[2,3]	17,978,000	113,082
SkillSoft PLC (ADR)[2,3]	7,225,000	75,646
Heartland Payment Systems, Inc.[2]	2,695,000	62,012
Moneysupermarket.com Group PLC[1]	23,905,000	59,225
THQ Inc.[3]	2,621,000	57,138
Konami Corp.[1]	1,412,600	53,684
ACI Worldwide, Inc.[2,3]	2,584,000	51,473
Digital River, Inc.[3]	1,500,000	46,455
Venture Corp. Ltd.[1]	5,969,600	45,998
TradeDoubler AB1,2	2,120,000	43,731
Verifone Holdings, Inc.[3]	2,676,500	42,476
SEEK Ltd.[1]	8,640,810	41,923
Xchanging PLC[1,3]	7,293,160	40,516
Euronet Worldwide, Inc.[3]	1,814,500	34,947
Euronet Worldwide, Inc.[3,4]	200,000	3,852
Mentor Graphics Corp.[3]	4,315,500	38,106
TIBCO Software Inc.[3]	5,281,200	37,708
Wacom Co., Ltd.[1]	17,312	36,774
SRA International, Inc., Class A3	1,500,000	36,465
Veeco Instruments Inc.[2,3]	2,107,171	35,042
Kingboard Laminates Holdings Ltd.[1]	54,686,236	32,165
Avid Technology, Inc.[3]	1,315,700	32,024
MacDonald, Dettwiler and Associates Ltd.[3]	700,000	31,678
Solera Holdings, Inc.[3]	1,250,000	30,450
Unisteel Technology Ltd.[1,2]	31,831,000	30,360
ValueClick, Inc.[3]	1,750,000	30,187
Internet Capital Group, Inc.[2,3]	2,869,000	30,038
Semtech Corp.[3]	2,076,053	29,750
Littelfuse, Inc.[3]	850,000	29,724
Tessera Technologies, Inc.[3]	1,400,000	29,120
Red Hat, Inc.[3]	1,550,000	28,505
Concur Technologies, Inc.[3]	914,750	28,403
InfoSpace.com, Inc.[2]	2,421,200	28,013
ASM Pacific Technology Ltd.[1]	3,840,000	27,879
Chartered Semiconductor Manufacturing Ltd[1,3]	52,236,000	27,499
austriamicrosystems AG, non-registered shares[1,2,3]	715,000	27,373
Echelon Corp.[3]	2,000,000	27,000
Intersil Corp., Class A	1,050,000	26,953
Hutchinson Technology Inc.[2,3]	1,686,035	26,825
Polycom, Inc.[3]	1,100,000	24,794
Hana Microelectronics PCL[1]	40,425,000	23,893
Dice Holdings, Inc.[3]	2,477,600	22,075
Infotech Enterprises Ltd.[1,2]	3,000,000	20,998
Orbotech Ltd.[3]	1,128,317	20,693
Thinkware Systems Corp.[1,2,3]	626,120	20,556
NCsoft Corp.[1]	428,400	19,974
Gartner, Inc.[3]	1,002,475	19,388
Compal Electronics, Inc.[1]	20,100,000	19,323
CNET Networks, Inc.[3]	2,655,000	18,851
Diebold, Inc.	500,000	18,775
Funcom NV1,2,3	3,000,000	18,765
Halma PLC[1]	4,745,000	18,240
Net 1 UEPS Technologies, Inc.[3]	805,143	18,156
Intermec, Inc.[3]	816,700	18,123
Finisar Corp.[3]	13,280,000	16,998
Kapsch TrafficCom AG1,3	335,989	16,918
McAfee, Inc.[3]	500,000	16,545
Applied Micro Circuits Corp.[3]	2,250,000	16,155
Standard Microsystems Corp.[3]	550,000	16,049
National Instruments Corp.	600,000	15,684
Advantech Co., Ltd.[1]	6,432,314	15,222
Varian Semiconductor Equipment Associates, Inc.[3]	487,500	13,723
Verigy Ltd.[3]	700,000	13,188
Renishaw PLC[1]	970,000	13,116
Sanmina-SCI Corp.[3]	8,000,000	12,960
LoopNet, Inc.[3]	1,001,500	12,719
Wintek Corp.[1]	13,917,273	12,696
Chicony Electronics Co., Ltd.[1]	7,048,850	12,551
SINA Corp.[3]	355,000	12,514
Wistron Corp.[1]	7,586,737	11,989
DTS, Inc.[3]	482,300	11,575
i2 Technologies, Inc.[3]	1,001,500	11,277
Internet Brands, Inc., Class A3	1,504,395	11,087
VistaPrint Ltd.[3]	311,900	10,901
CDNetworks Co., Ltd.[1,3]	655,501	10,507
Cadence Design Systems, Inc.[3]	915,000	9,772
Global Unichip Corp.[1]	1,400,000	9,478
Stratasys, Inc.[3]	532,000	9,470
SourceForge, Inc.[2,3]	4,700,000	9,353
SMARTRAC NV1,3	187,214	9,059
Techwell, Inc.[3]	825,000	8,943
Cogent, Inc.[3]	900,000	8,487
Spark Networks, Inc.[2,3]	1,935,300	8,283
Delta Electronics (Thailand) PCL[1]	12,150,000	8,178
Ono Sokki Co., Ltd.[1,2]	1,609,000	7,960
Rogers Corp.[3]	225,968	7,550
MEMSIC, Inc.[2,3]	1,200,000	7,212
Simmtech Co., Ltd.[1]	1,020,000	6,363
Oakton Ltd.[1]	1,520,000	5,067
ORBCOMM Inc.[3]	1,000,000	4,960
HSW International, Inc.[1,3,4]	1,109,908	3,995
Phoenix PDE Co., Ltd.[1,2,3]	1,500,000	2,842
SupportSoft, Inc.[3]	735,000	2,426
PDF Solutions, Inc.[3]	357,900	1,972
Spansion Inc., Class A3	574,500	1,580
KEC Holdings Co. Ltd.[1]	781,249	1,402
DK UIL Co., Ltd.[1,3]	140,000	928
Advanced Semiconductor Manufacturing Corp. Ltd., Class H1,3	24,250,000	787
Redline Communications Group Inc.[2,3]	698,500	700
Infoteria Corp.[1,3]	2,577	502
Orbiscom Ltd.[1,3,4]	3,905,874	156
PixelFusion PLC[1,3,4]	2,300,000	31
KEC Corp.[1,3]	20,000	26
		2,529,722

HEALTH CARE — 9.80%
ResMed Inc[3]	2,983,200	125,831
ResMed Inc (CDI)[1,3]	1,500,000	6,223
Integra LifeSciences Holdings Corp.[2,3]	2,065,377	89,782
American Medical Systems Holdings, Inc.[2,3]	5,370,000	76,200
Gerresheimer AG, non-registered shares[1,3]	1,435,000	72,211
Grifols, SA1	2,706,125	71,235
ArthroCare Corp.[2,3]	2,070,000	69,035
Beckman Coulter, Inc.	997,500	64,389
Hikma Pharmaceuticals PLC[1]	6,769,153	63,356
Medicis Pharmaceutical Corp., Class A2	3,020,000	59,464
Vital Signs, Inc.[2]	1,059,690	53,673
Nakanishi Inc.[1,2]	491,100	50,569
Laboratorios Almirall, SA1,3	2,423,300	49,434
BioMarin Pharmaceutical Inc.[3]	1,350,000	47,750
Cochlear Ltd.[1]	918,610	46,144
Haemonetics Corp.[3]	721,000	42,957
Apollo Hospitals Enterprise Ltd.[1,2]	3,275,000	42,046
Rhön-Klinikum AG, non-registered shares[1]	1,410,400	41,773
Fisher & Paykel Healthcare Corp. Ltd.[1]	16,600,000	38,411
SonoSite, Inc.[2,3]	1,331,100	37,843
Applera Corp., Celera group[3]	2,537,000	37,294
Sirona Dental Systems, Inc.[3]	1,345,000	36,275
NuVasive, Inc.[3]	1,042,829	35,988
DiaSorin SpA[1,3]	1,754,300	35,921
Volcano Corp.[2,3]	2,745,500	34,319
Mentor Corp.	1,250,700	32,168
Intuitive Surgical, Inc.[3]	96,934	31,441
Allscripts Healthcare Solutions, Inc.[2,3]	3,000,000	30,960
ev3 Inc.[3]	3,588,258	29,208
Masimo Corp.[3]	1,066,000	27,716
Ipca Laboratories Ltd.[1,2]	1,794,000	27,672
Abaxis, Inc.[2,3]	1,168,828	27,082
China Medical Technologies, Inc. (ADR)	600,000	24,654
Bumrungrad Hospital PCL[1]	20,655,300	22,501
Acorda Therapeutics, Inc.[3]	1,250,000	22,438
United Laboratories International Holdings Ltd.[1,3]	58,260,000	22,377
I-Flow Corp.[2,3]	1,572,000	22,055
Hisamitsu Pharmaceutical Co., Inc.[1]	600,000	21,847
United Therapeutics Corp.[3]	250,000	21,675
Cougar Biotechnology, Inc.[2,3,4]	1,000,000	21,000
Invacare Corp.	935,000	20,832
AMAG Pharmaceuticals, Inc.[3]	500,000	20,215
Vital Images, Inc.[2,3]	1,362,000	20,185
Savient Pharmaceuticals, Inc.[3]	1,000,000	20,000
ICU Medical, Inc.[3]	654,000	18,816
Greatbatch, Inc.[3]	990,400	18,233
Arpida Ltd.[1,2,3]	1,231,509	17,298
Auxilium Pharmaceuticals, Inc.[3]	600,000	16,044
Kendle International Inc.[3]	357,000	16,036
Eclipsys Corp.[3]	775,000	15,198
Biosensors International Group, Ltd.[1,3]	27,650,000	14,846
Insulet Corp.[3]	1,010,000	14,544
Kensey Nash Corp.[3]	500,000	14,475
Orion Oyj, Class B1	655,000	14,190
ABIOMED, Inc.[3]	1,030,000	13,534
Tecan Group AG1	215,586	12,987
Cardiome Pharma Corp.[3]	1,500,000	12,600
PSS World Medical, Inc.[3]	750,000	12,495
Exelixis, Inc.[3]	1,775,000	12,336
Alexion Pharmaceuticals, Inc.[3]	200,000	11,860
EGIS NYRT[1]	107,000	11,616
Amplifon SpA[1]	3,325,980	11,297
Array BioPharma Inc.[3]	1,520,000	10,655
A&D Pharma Holdings NV (GDR)[1]	958,000	10,590
Advanced Medical Optics, Inc.[3]	520,000	10,556
Phase Forward Inc.[3]	615,000	10,504
Top Glove Corp. Bhd.[1]	8,220,500	10,097
Clínica Baviera, SA1,3	420,000	9,935
Recordati SpA[1]	1,300,000	9,706
AngioDynamics, Inc.[3]	800,000	9,248
Newron Pharmaceuticals SpA[1,3]	257,000	8,890
Introgen Therapeutics, Inc.[2,3]	2,677,100	8,326
Simcere Pharmaceutical Group (ADR)[3]	770,000	8,054
Vical Inc.[2,3]	2,250,279	7,921
Sigma Pharmaceuticals Ltd.[1]	6,805,898	7,772
Vision-Sciences, Inc.[2,3]	2,200,000	7,194
LifeCycle Pharma A/S1,3	1,300,000	6,620
Senomyx, Inc.[3]	1,024,400	6,044
AS ONE Corp.[1]	253,000	5,776
Krka, dd, Novo mesto[1]	27,820	4,086
Apria Healthcare Group Inc.[3]	180,000	3,555
Hythiam, Inc.[3]	2,700,000	3,267
Arcadia Resources, Inc.[3,4]	3,749,999	3,225
Allied Medical Ltd.[1,3]	147,030	35
		2,214,610

ENERGY — 5.85%
OPTI Canada Inc.[2,3]	14,849,000	250,061
OPTI Canada Inc.[2,3,4]	420,000	7,073
Oilexco Inc.[3]	6,808,600	89,009
Oilexco Inc. (GBP denominated)[1,3,4]	2,900,000	38,067
Oilexco Inc.[3,4]	520,000	6,798
Concho Resources Inc.[2,3]	4,929,120	126,383
Quicksilver Resources Inc.[3]	3,011,500	110,010
Banpu PCL[1]	6,951,700	92,744
Straits Asia Resources Ltd.[1]	37,066,000	88,029
Heritage Oil Corp.[2,3]	1,564,900	78,572
KNM Group Bhd.[1]	32,013,600	53,293
First Calgary Petroleums Ltd.[2,3]	10,846,000	30,512
First Calgary Petroleums Ltd. (GBP denominated)[1,2,3]	4,800,000	12,808
FMC Technologies, Inc.[3]	700,000	39,823
Expro International Group PLC[1]	1,500,000	34,641
Value Creation Inc.[1,3,4,6]	4,727,512	33,364
Bill Barrett Corp.[3]	700,000	33,075
WorleyParsons Ltd.[1]	889,556	27,313
Bankers Petroleum Ltd.[3]	13,703,800	22,411
Bankers Petroleum Ltd.[3,4]	2,200,000	3,598
Regal Petroleum PLC[1,2,3]	10,317,000	24,975
Centennial Coal Co. Ltd.[1]	5,927,391	22,040
Synenco Energy Inc., Class A3	2,050,000	14,467
Denbury Resources Inc.[3]	500,000	14,275
Core Laboratories NV3	100,000	11,930
Pacific Rubiales Energy Corp.[3,4]	8,000,000	11,603
VeraSun Energy Corp.[3]	1,168,030	8,585
Zhaikmunai LP (GDR)[3,5]	790,000	8,271
Alpha Natural Resources, Inc.[3]	190,000	8,254
Uranium One Inc.[3]	2,250,000	7,403
Sterling Energy PLC[1,3]	37,700,000	5,985
Mart Resources, Inc.[3,4]	12,459,375	5,822
High Arctic Energy Services Inc.[3]	1,923,000	1,460
		1,322,654

MATERIALS — 5.01%
AMG Advanced Metallurgical Group NV1,2,3	1,823,000	147,004
Peter Hambro Mining PLC[1,3]	2,676,000	68,493
AptarGroup, Inc.	1,464,000	56,993
Croda International PLC[1]	3,860,000	50,778
James Hardie Industries NV1	8,750,000	50,145
Central African Mining & Exploration Co. PLC[1,3]	39,546,569	42,377
Major Drilling Group International Inc.[3]	800,000	41,663
Kenmare Resources PLC[1,2,3]	45,091,000	40,170
KazakhGold Group Ltd. (GDR)[1,3,5]	948,000	23,340
KazakhGold Group Ltd. (GDR)[1,3]	611,907	15,065
Kemira Oyj[1]	2,445,000	37,445
Macarthur Coal Ltd.[1]	2,870,000	34,417
Symrise AG1,3	1,325,000	34,207
Eastern Platinum Ltd.[3]	8,061,700	25,426
Eastern Platinum Ltd.[3,4]	2,500,000	7,885
Valspar Corp.	1,600,000	31,744
Lynas Corp. Ltd.[1,3]	24,865,969	29,453
Taiwan Cement Corp.[1]	14,000,000	27,502
Minerals Technologies Inc.	395,000	24,806
Mineral Deposits Ltd.[1,2,3]	16,220,000	14,828
Mineral Deposits Ltd. (CAD denominated)[1,2,3]	6,300,000	5,759
Asian Paints Ltd.[1]	670,200	20,171
SSCP Co., Ltd.[1,3]	890,000	20,157
FUCHS PETROLUB AG1	212,200	20,141
United Phosphorus Ltd.[1,3]	3,070,000	20,125
Yamana Gold Inc.	1,200,000	17,592
LANXESS AG1	425,000	17,057
Peak Gold Ltd.[3,4]	19,166,667	12,687
Peak Gold Ltd.[3]	6,000,000	3,972
PT Indocement Tunggal Prakarsa Tbk[1]	21,125,000	16,276
Northern Iron Ltd.[1,3]	5,155,000	15,659
Cementir Holding SpA[1]	1,600,000	14,913
PT Semen Gresik[1]	27,150,000	14,857
Sidenor Steel Products Manufacturing Co. SA1	1,108,036	14,023
Sino-Forest Corp.[3]	900,000	14,017
Gem Diamonds Ltd.[1,3]	800,000	13,951
Banro Corp.[3,4]	1,700,300	13,919
Ta Ann Holdings Bhd.[1]	5,300,000	11,327
Nihon Parkerizing Co., Ltd.[1]	820,000	11,003
Cleveland-Cliffs Inc	83,516	10,007
Shree Cement Ltd.[1,3]	350,000	9,609
Samling Global Ltd.[1]	53,410,000	7,545
Oxus Gold PLC[1,3]	15,915,000	6,236
Hung Hing Printing Group Ltd.[1]	17,199,000	5,745
Mwana Africa PLC[1,3,4]	5,980,000	4,866
Zoloto Resources Ltd.[2,3]	5,425,000	3,168
Energem Resources Inc.[2,3]	7,502,500	1,680
Energem Resources Inc.[2,3,4]	2,200,000	492
Georgia Gulf Corp.	270,000	1,871
		1,132,566

CONSUMER STAPLES — 3.57%
Lindt & Sprüngli AG, participation certificate[1]	19,166	63,706
Lindt & Sprüngli AG1	1,694	60,015
Bare Escentuals, Inc.[2,3]	4,744,400	111,114
Andersons, Inc.[2]	1,247,000	55,629
Olam International Ltd.[1]	31,856,000	50,190
Hain Celestial Group, Inc.[3]	1,480,000	43,660
China Mengniu Dairy Co.[1]	14,313,000	42,075
Coca-Cola Icecek AS, Class C1	5,076,380	40,486
MARR SpA[1]	3,202,500	35,982
China Yurun Food Group Ltd.[1]	26,020,000	33,052
Poslovni sistem Mercator, dd1	69,933	32,142
Origin Enterprises PLC[1,3]	3,213,300	26,385
Hite Brewery Co., Ltd.[1]	210,000	23,672
IAWS Group PLC[1]	952,000	22,253
AMOREPACIFIC Corp.[1]	36,702	19,857
Anadolu Efes Biracilik ve Malt Sanayii AS1	2,140,000	19,166
Universal Robina Corp.[1]	51,235,000	17,378
Emmi AG1	95,800	13,787
Trigon Agri A/S1,2,3	3,875,000	12,492
Fresh Del Monte Produce Inc.[3]	324,500	11,812
Synear Food Holdings Ltd.[1]	26,500,000	10,985
China Milk Products Group Ltd.[1]	22,200,000	10,550
PrimeAg Australia Ltd.[1,3]	7,000,000	10,532
Asiatic Development Bhd.[1]	3,740,000	9,860
PT Indofood Sukses Makmur Tbk[1]	34,000,000	8,659
Central Garden & Pet Co., Class A3	1,250,000	5,550
Central Garden & Pet Co.[3]	500,000	2,305
PT Astra Agro Lestari Tbk[1]	2,420,000	6,857
China Huiyuan Juice Group Ltd.[1,3]	7,843,500	5,891
		806,042

TELECOMMUNICATION SERVICES — 1.85%
Partner Communications Co. Ltd.[1]	2,835,000	63,223
Partner Communications Co. Ltd. (ADR)	125,000	2,806
Time Warner Telecom Inc., Class A3	4,100,000	63,509
LG Telecom Ltd.[1]	6,370,000	50,516
Cellcom Israel Ltd.	950,000	29,858
Cellcom Israel Ltd.[1]	350,000	11,802
Manitoba Telecom Services Inc.	1,070,000	40,788
NTELOS Holdings Corp.	1,604,175	38,821
Telemig Celular Participações SA, preferred nominative	524,843	15,047
Telemig Celular Participações SA, preferred nominative (ADR)	163,000	9,236
DiGi.Com Bhd.[1]	2,927,500	22,383
Total Access Communication PCL[1,3]	17,046,000	21,047
Globe Telecom, Inc.[1]	526,867	19,252
True Corp. PCL[1,3]	107,000,000	17,465
StarHub Ltd[1]	3,246,840	7,178
QSC AG1,3	1,969,863	5,252
		418,183

UTILITIES — 1.70%
Xinao Gas Holdings Ltd.[1,2]	51,038,000	92,256
Manila Water Co., Inc.[1,2]	101,175,600	43,604
Glow Energy PCL[1]	37,970,000	38,856
GVK Power & Infrastructure Ltd.[1,3]	33,574,640	33,858
PNOC Energy Development Corp.[1]	208,263,000	29,667
Northumbrian Water Group PLC[1]	4,170,000	28,896
First Gen Corp.[1]	28,463,300	27,517
Cascal NV2,3	1,693,800	20,326
AES Tietê SA, preferred nominative	600,000,000	20,011
Energen Corp.	200,000	12,460
Ratchaburi Electricity Generating Holding PCL[1]	7,560,000	11,155
Empire District Electric Co.	430,000	8,708
Electricity Generating PCL[1]	2,285,000	6,998
CESC Ltd.[1]	630,000	6,540
EDF Energies Nouvelles SA1	63,400	3,888
		384,740

MISCELLANEOUS — 4.97%
Other common stocks in initial period of acquisition		1,122,148

Total common stocks (cost: $18,283,785,000)		20,345,500

		Market value
Rights & warrants — 0.06%	Shares	(000)

MATERIALS — 0.03%
Eastern Platinum Ltd., warrants, expire 2009[3]	1,750,000	$2,709
Eastern Platinum Ltd., warrants, expire 2008[3]	2,043,750	2,347
Peak Gold Ltd., warrants, expire 2012[3,4]	3,333,333	1,103
Peak Gold Ltd., warrants, expire 2012[3,4]	6,250,000	1,004
Energem Resources Inc., warrants, expire 2009[1,2,3,4]	2,200,000	27
Energem Resources Inc., warrants, expire 2008[1,2,3]	1,200,000	—
		7,190

ENERGY — 0.02%
Pacific Rubiales Energy Corp., warrants, expire 2012[3,4]	4,000,000	2,687
Bankers Petroleum Ltd., warrants, expire 2012[3,4]	1,100,000	1,125
OPTI Canada Inc., warrants, expire 2008[1,2,3,4]	105,000	769
		4,581

MISCELLANEOUS — 0.01%
Other rights & warrants in initial period of acquisition		2,301

Total rights & warrants (cost: $5,520,000)		14,072

	Shares or
Convertible securities — 0.13%	principal amount

INFORMATION TECHNOLOGY — 0.08%
Fluidigm Corp., Series E, convertible preferred[1,3,4]	4,378,695	17,515

CONSUMER DISCRETIONARY — 0.04%
Spot Runner, Inc., Series C, convertible preferred[1,3,4]	1,626,016	9,756

TELECOMMUNICATION SERVICES — 0.01%
Time Warner Telecom Inc. 2.375% convertible debentures 2026	$1,600,000	1,680

Total convertible securities (cost: $25,115,000)		28,951

	Principal amount
Bonds & notes — 0.08%	(000)

CONSUMER DISCRETIONARY — 0.07%
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	$16,600	16,102

ENERGY — 0.01%
International Coal Group, Inc. 10.25% 2014	1,500	1,444

Total bonds & notes (cost: $17,187,000)		17,546

	Principal amount	Market value
Short-term securities — 9.64%	(000)	(000)

Federal Home Loan Bank 2.07%–2.68% due 4/16–6/18/2008	$239,600	$238,813
CBA (Delaware) Finance Inc. 2.88%–3.05% due 4/7–5/30/2008	173,000	172,358
BASF AG 2.20%–3.315% due 4/4–6/26/2008[5]	137,200	136,721
Westpac Banking Corp. 2.70%–4.40% due 4/9–6/5/2008[5]	133,800	133,405
ANZ National (International) Ltd. 2.52%–3.16% due 5/1–6/12/2008[5]	122,300	121,911
Danske Corp. 3.81% due 4/16/2008[5]	100,000	99,864
HSBC USA Inc. 2.73%–3.73% due 4/22–5/28/2008	97,100	96,814
ING (U.S.) Funding LLC 2.77%–3.00% due 4/14–6/12/2008	94,300	93,957
Eksportfinans ASA 2.80%–2.85% due 5/13–5/14/2008[5]	92,200	91,889
American Honda Finance Corp. 2.80%–2.90% due 4/16–4/23/2008	90,300	90,155
Calyon North America Inc. 3.035%–4.44% due 4/3–4/29/2008	84,700	84,547
Swedish Export Credit Corp. 2.13%–2.78% due 4/25–6/19/2008	82,600	82,200
Allied Irish Banks North America Inc. 4.38% due 4/7/2008[5]	77,800	77,753
Royal Bank of Scotland PLC 2.96%–4.52% due 4/28–5/8/2008	73,500	73,307
Nestlé Finance International Ltd. 2.25% due 6/17–7/18/2008	44,225	43,933
Alcon Capital Corp. 2.39% due 4/1/2008[5]	10,000	9,999
U.S. Treasury Bills 2.21% due 5/22/2008	50,000	49,977
Svenska Handelsbanken Inc. 3.75% due 4/17/2008	50,000	49,928
Barclays U.S. Funding Corp. 3.765% due 4/18/2008	50,000	49,924
BNP Paribas Finance Inc. 2.65% due 5/28/2008	50,000	49,782
Canadian Imperial Holdings Inc. 2.55% due 5/19/2008	48,400	48,230
Siemens Capital Co. LLC 2.83% due 5/5/2008[5]	42,300	42,176
Bank of Scotland PLC 4.30% due 4/8/2008	35,000	34,976
BMW U.S. Capital LLC 2.90% due 4/1/2008[5]	33,800	33,797
Lloyds Bank PLC 2.66% due 5/15/2008	30,500	30,394
Toronto-Dominion Holdings USA Inc. 2.48% due 5/6/2008[5]	26,700	26,634
Old Line Funding, LLC 3.23% due 4/11/2008[5]	25,000	24,975
Freddie Mac 2.42% due 6/2/2008	23,600	23,509
Bank of Nova Scotia 2.61% due 5/27/2008	20,800	20,712
UBS Finance (Delaware) LLC 3.82% due 4/14/2008	18,800	18,778
Société Générale North America, Inc. 4.05% due 4/15/2008	17,700	17,678
National Australia Funding (Delaware) Inc. 2.32% due 5/23/2008[5]	8,500	8,471

Total short-term securities (cost: $2,177,306,000)		2,177,567

Total investment securities (cost: $20,508,913,000)		22,583,636
Other assets less liabilities		8,381

Net assets		$22,592,017

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous,"
was $11,802,000,000, which represented 52.24% of the net assets of the fund.
[2]Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]Security did not produce income during the last 12 months.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
Further details on these holdings appear below and on the following page.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Boart Longyear Ltd.	4/4/2007	$49,573	$55,371	.25%
Oilexco Inc. (GBP denominated)	12/15/2005	9,456	38,067	.17
Oilexco Inc.	3/7/2007	3,454	6,798	.03
Trinity Ltd.	12/6/2007	37,508	37,559	.17
Value Creation Inc.	8/25/2005–9/1/2006	33,229	33,364	.15
Spot Runner, Inc.	10/25/2006–3/20/2008	15,071	17,883	.08
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	9,756	.04
Fontainebleau Resorts LLC, Class A, non-voting units	10/5/2005–6/1/2007	21,500	22,800	.10
Cougar Biotechnology, Inc.	12/17/2007	29,000	21,000	.09
Fluidigm Corp., Series E, convertible preferred	12/21/2006–10/24/2007	17,515	17,515	.08
Peak Gold Ltd.	3/21/2007–11/26/2007	11,434	12,687	.06
Peak Gold Ltd., warrants, expire 2012	11/26/2007	336	1,103	.00
Peak Gold Ltd., warrants, expire 2012	3/21/2007	1,386	1,004	.00
Pacific Rubiales Energy Corp.	7/9/2007	5,551	11,603	.05
Pacific Rubiales Energy Corp., warrants, expire 2012	7/9/2007	932	2,687	.01
Banro Corp.	7/26/2005	7,258	13,919	.06
Eastern Platinum Ltd.	4/30/2007	4,100	7,885	.03
OPTI Canada Inc.	6/1/2005	4,610	7,073	.03
OPTI Canada Inc., warrants, expire 2008	6/1/2005	355	769	.00
Mart Resources, Inc.	1/16/2007–9/07/2007	5,594	5,822	.03
Mwana Africa PLC	12/7/2005	5,032	4,866	.03
Bankers Petroleum Ltd.	2/22/2007	1,328	3,598	.02
Bankers Petroleum Ltd., warrants, expire 2012	2/22/2007	—	1,125	.00
HSW International, Inc.	10/2/2007–12/17/2007	3,907	3,995	.02
Euronet Worldwide, Inc.	3/8/2007	5,000	3,852	.02
Aker Philadelphia Shipyard ASA	12/5/2007	3,626	3,538	.02
Arcadia Resources, Inc.	12/29/2006	7,500	3,225	.01
Energem Resources Inc.	3/6/2007	1,035	492	.00
Energem Resources Inc., warrants, expire 2009	3/6/2007	367	27	.00
ZOOTS	1/30/2001–4/3/2001	8,167	234	.00
Orbiscom Ltd.	9/28/2000	12,144	156	.00
PixelFusion PLC	6/2/2000	5,243	31	.00
Mobil Travel Guide, Inc.	12/17/2007	24	24	.00

Total restricted securities		$317,235	$349,828	1.55%

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $846,858,000, which represented 3.75% of the net assets of the fund.
6Share balance estimated based on acquisition of BA Energy Inc. by Value Creation Inc. effective 2/26/2008. Estimated exchange ratio based on the best information available as of 3/31/2008 was 0.835 shares of Value Creation Inc. for every one share of BA Energy Inc. Value Creation Inc. will announce the final exchange ratio on or before June 20, 2008 within a range of 0.67 to 0.87.

ADR = American Depositary Receipts	CDI = CREST Depository Interest
BDR = Brazilian Depositary Receipts	GBP = British Pound
CAD = Canadian Dollar	GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-935-0508O-S10857

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a committee on governance comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the committee on governance of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee on governance.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: June 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: June 6, 2008

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and Principal Financial Officer

Date: June 6, 2008